Nationwide Variable Insurance Trust

AllianceBernstein NVIT Global Fixed Income Fund

FundProspectus

March 20, 2009 (as revised May 1, 2009)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwide.com/mutualfunds

3	Section 1: Fund Summary, Performance and Management
AllianceBernstein NVIT Global Fixed Income Fund
Fund Management

7	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

12	Section 3: Distributions and Taxes

13	Section 4: Multi-Manager Structure

14	Section 5: Financial Highlights

15	Appendix
Key Terms
Additional Information about Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

AllianceBernstein NVIT Global Fixed Income Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days’ written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

AllianceBernstein NVIT Global Fixed Income Fund

•	Class I
•	Class II
•	Class III
•	Class VI
•	Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

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Section 1    AllianceBernstein NVIT Global Fixed Income Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks a high level of current income consistent with preserving capital.

PRINCIPAL STRATEGIES

The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets in U.S. and foreign fixed-income securities offering the highest level of expected income while simultaneously minimizing market price fluctuations. The Fund may invest across all fixed-income sectors, and may invest in fixed-income securities with a range of varying maturities, from short- to long-term. Such securities may be denominated in either U.S. dollars or foreign currencies. The Fund’s subadviser actively manages the Fund’s assets in relation to market conditions and general economic conditions, and adjusts the Fund’s investments in an effort to best enable the Fund to achieve its investment objective. Therefore, the percentage of the Fund’s assets invested in a particular country or denominated in a particular currency will vary in accordance with the subadviser’s assessment of the relative yield and appreciation potential of such securities and the relationship of the country’s currency to the U.S. dollar. Nevertheless, the Fund normally invests at least 40% of the value of its net assets in securities of issuers organized or having a principal place of business outside the United States or deriving at least 50% of its revenues outside the United States.

The securities in which the Fund may invest may pay interest on either a fixed-rate or a variable-rate basis, and may include:

•	Corporate bonds;
•	U.S. government securities and U.S. government agency securities;
•	Foreign government and corporate bonds, including those of issuers in emerging market countries;
•	Mortgage-backed securities;
•	Asset-backed securities;
•	Preferred stock;
•	Commercial paper;
•	High-yield bonds (commonly known as “junk bonds”); and
•	Derivatives, such as options and futures.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed-income securities rated investment-grade at the time of investment.

Nationwide Fund Advisors, the Fund’s investment adviser, has selected AllianceBernstein L.P. as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. This risk is more pronounced with high-yield bonds and other lower-rated securities.

Liquidity risk – is the risk that a security cannot be sold, or cannot be sold quickly, at an acceptable price.

Prepayment, call and redemption risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, the Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid off by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment.

Mortgage- and asset-backed securities risk – these securities are subject to prepayment and extension risk, as described above. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

Lower-rated securities risk – refers to the risk that the Fund’s investment in high-yield bonds and other lower-rated bonds will subject the Fund to substantial risk of loss.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gains if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in

3

Section 1    AllianceBernstein NVIT Global Fixed Income Fund (cont.)

unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Foreign risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that affect all foreign investments. These risks are greater for securities of companies or governments in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Preferred stock risk – a preferred stock may decline in price, or fail to pay dividends when expected, because the issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

PERFORMANCE

Performance information is not provided because the Fund did not begin operations until after the date of this Prospectus.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select. The fees and expenses do not include sales charges and other expenses that may be imposed by variable insurance contracts. If these amounts were reflected, the fees and expenses would be higher than shown. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

	Class I	Class II	Class III	Class VI	Class Y

Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A	N/A	N/A

Short-Term Trading Fee (as a percentage of amount redeemed or exchanged)[1]	N/A	N/A	1.00%	1.00%	N/A

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.55%	0.55%	0.55%	0.55%	0.55%

Distribution and/or Service (12b-1) Fees	N/A	0.25%	N/A	0.25%	N/A

Other Expenses[2]	0.37%	0.37%	0.37%	0.37%	0.12%

TOTAL ANNUAL FUND OPERATING EXPENSES[3]	0.92%	1.17%	0.92%	1.17%	0.67%

Amount of Fee Waiver/Expense Reimbursement[4,5]	0.09%	0.13%	0.09%	0.13%	0.09%

TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	0.83%	1.04%	0.83%	1.04%	0.58%

1	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III and Class VI shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

2	“Other Expenses” include administrative services fees which currently are 0.25% with respect to each of Class I, Class II, Class III and Class VI shares. Class Y shares do not pay an administrative services fee.

3	Expenses are estimated based on the Fund’s projected net assets for its fiscal year ended December 31, 2009.

4	The Trust and Nationwide Fund Distributors LLC have entered into a contract waiving 0.04% of the Distribution and/or Service (12b-1) Fee for Class II and Class VI shares until at least May 1, 2010.

5	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.58% for all share classes until at least May 1, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, and other expenses which are capitalized in

4

Section 1    AllianceBernstein NVIT Global Fixed Income Fund (cont.)

accordance with generally accepted accounting principles, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III and Class VI shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III and Class VI shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS

Class I shares	$85	$284

Class II shares	$106	$359

Class III shares	$85	$284

Class VI shares	$106	$359

Class Y shares	$59	$205

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

ALLIANCEBERNSTEIN L.P. (“ALLIANCEBERNSTEIN”): is the subadviser for the Fund. AllianceBernstein is located at 1345 Avenue of the Americas, New York, New York 10105.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2009.

MANAGEMENT FEES

The Fund pays NFA an annual management fee of 0.55%, based on the Fund’s average daily net assets. NFA pays AllianceBernstein from the management fee it receives.

PORTFOLIO MANAGEMENT

The Fund is managed by AllianceBernstein’s Global Fixed Income Team, led by Douglas J. Peebles and Arif Husain. Members of the team include Paul J. DeNoon, Scott DiMaggio, Michael Mon and Matthew Sheridan. Scott DiMaggio and Matthew Sheridan are jointly responsible for the day-to-day management of the Fund, including selection of the Fund’s investments.

Mr. Peebles joined AllianceBernstein in 1987 and is currently Executive Vice President and Chief Investment Officer of Fixed Income. He supervises all of the fixed-income portfolio management and research teams globally and serves on AllianceBernstein’s Management Executive Committee. Mr. Husain joined AllianceBernstein in 1999 and is Senior Vice President and Director of European Fixed Income. He also serves as Director of the UK and Euro portfolio management team and as a member of the Absolute-Return Fixed Income portfolio management team. Mr. DeNoon joined AllianceBernstein in 1992 and is Senior Vice President and Director-Emerging Markets Debt. He directs all of AllianceBernstein’s investment activities regarding emerging-market debt securities. Mr. DiMaggio joined AllianceBernstein in 1999 and is Senior Vice President and Director-Canada Fixed Income. Prior to joining the Canada Fixed Income team, he performed quantitative investment analysis at the firm, including asset-liability, asset allocation, return attribution and risk analysis. Mr. Mon

5

Section 1    AllianceBernstein NVIT Global Fixed Income Fund (cont.)

joined AllianceBernstein in 1999 and is Vice President and Director – Asia Ex-Japan Fixed Income. He is also a member of the Emerging-Market Debt portfolio management team. Mr. Sheridan joined AllianceBernstein in 1998 and is Vice President and Portfolio Manager. He primarily focuses on quantitative reporting, duration maintenance, and short-term cash management. Each of the members of AllianceBernstein’s Global Fixed Income Team has held his position for at least five years.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

6

Section 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class III and Class VI shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services entitling them to receive 12b-1 fees may sell Class II and Class VI shares. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds. Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation

7

Section 2    Investing with Nationwide Funds (cont.)

Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used its Fair Valuation Procedures.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may

8

Section 2    Investing with Nationwide Funds (cont.)

attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III and Class VI shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity and, as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact that short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III or Class VI shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

9

Section 2    Investing with Nationwide Funds (cont.)

Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares. The Distribution Plan may be terminated at any time as to any share class of a Fund, without payment of any penalty, by a vote of a majority of the outstanding voting securities of that share class.

Administrative Services Plan

In addition to Rule 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

10

Section 2    Investing with Nationwide Funds (cont.)

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

11

Section 3    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

12

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

13

Section 5    Financial Highlights

Financial Highlights information is not shown because the shares of the Fund were first offered after the date of this Prospectus and, therefore, the Fund has no historical performance to report.

14

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Asset-backed securities – fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities.

Commercial paper – short-term debt instruments, usually unsecured, that are issued by banks and corporations in order to finance their short-term credit needs, such as accounts receivable or inventory, and that are acquired at either a discount or are interest bearing.

Corporate bonds – debt securities issued by corporate issuers, as distinct from fixed-income securities issued by a government or its agencies or instrumentalities.

Derivative – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Emerging market countries – developing and low- or middle-income countries as identified by the International Finance Corporation or the World Bank. Emerging market countries may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa.

Fixed-income securities – securities, including bonds and other debt securities, that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times.

High-yield bonds – fixed-income securities rated below investment-grade by nationally recognized statistical rating agencies, including Moody’s, Standard and Poor’s and Fitch, or unrated securities that the Fund’s subadviser believes are of comparable quality. These bonds are often referred to as “junk bonds.” They generally offer investors higher interest rates as a way to help compensate for the fact that the issuer is at greater risk of default.

Investment grade – the four highest rating categories of nationally recognized statistical rating agencies, including Moody’s, Standard & Poor’s and Fitch.

Maturity – the time at which the principal amount of a bond is scheduled to be returned to investors.

Mortgage-backed securities – fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans, which in some cases are guaranteed by government agencies.

Preferred stock – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets.

U.S. government securities – debt securities issued and/or guaranteed as to principal and interest by the U.S. government that are supported by the full faith and credit of the United States.

U.S. government agency securities – debt securities issued and/or guaranteed as to principal and interest by U.S. government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

The following information provides additional details about the principal investment strategies and risks identified for each Fund in “Section 1: Summary and Performance.”

ASSET-BACKED SECURITIES – like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. Certain asset-backed securities may also be subject to the risk of prepayment. In a period of declining interest rates, borrowers may pay what they owe on the underlying assets more quickly than anticipated. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. In addition, when a Fund reinvests the proceeds of a prepayment, it may receive a lower interest rate. In a period of rising interest rates, prepayments may occur at a slower rate than expected. As a result, the average maturity of a Fund’s portfolio may increase. The value of longer-term securities generally changes more in response to changes in interest rates than shorter term securities.

The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Unlike mortgage-backed securities, asset-backed securities may not have the benefit of any security interest in the related asset.

CREDIT RISK – a Fund has the risk that the issuer will be unable to pay the interest or principal when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. Changes in an issuer’s credit rating can also adversely affect the value of a Fund’s investments. High-yield bonds are generally more exposed to credit risk than investment-grade securities.

15

Appendix (cont.)

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKETS RISK – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

EVENT RISK – a Fund has the risk that a corporate event such as a restructuring, merger, leveraged buyout, takeover, or similar action may cause a decline in market value of its securities or credit quality of the company’s bonds due to factors including an unfavorable market response or a resulting increase in the company’s debt. Added debt may significantly reduce the credit quality and market value of a company’s bonds, and may thereby affect the value of its equity securities as well.

FLOATING- AND VARIABLE-RATE SECURITIES – a Fund may invest in securities that do not have fixed interest rates. Instead, the rates change over time. Floating-rate securities have interest rates that vary with changes to a specific measure, such as the Treasury bill rate. Variable-rate securities have interest rates that change at preset times based on the specific measure. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund’s income. Like other fixed-income securities, floating- and variable-rate securities are subject to interest rate risk. A Fund will only purchase a floating- or variable-rate security of the same quality as the debt securities it would otherwise purchase.

FOREIGN GOVERNMENT DEBT SECURITIES RISK – a government entity may delay or refuse to pay interest or repay principal on its debt for reasons including cash flow problems, insufficient foreign currency reserves, political considerations, relative size of its debt position to its economy or failure to put into place economic reforms required by the International Monetary Fund. If a government entity defaults, it generally will ask for more time to pay or request further loans. There is no bankruptcy proceeding by which all or part of the debt securities that a government entity has not repaid may be collected.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder

16

Appendix (cont.)

to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

HIGH-YIELD BONDS AND OTHER LOWER-RATED SECURITIES – investment in high-yield bonds (often referred to as “junk bonds”) and other lower-rated securities involves substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high-yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. Therefore, Funds that invest in high-yield bonds are subject to the following risks:

•	increased price sensitivity to changing interest rates and to adverse economic and business developments;
•	greater risk of loss due to default or declining credit quality;
•	greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due and
•	negative market sentiments toward high-yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

INFLATION RISK – is the risk that prices of existing fixed-rate debt securities will decline due to inflation or the threat of inflation. Inflation reduces the purchasing power of any income produced by these securities, which in turn is worth less when prices for goods and services rise. Further, to compensate for this loss of purchasing power, the securities trade at lower prices.

INTEREST RATE RISK – prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates may cause the value of the Fund’s investments to decline significantly.

LIQUIDITY RISK – the risk that a Fund may invest to a greater degree in instruments that trade in lower volumes and may make investments that may be less liquid than other investments. Also, the risk that a Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instruments at all. An inability to sell a portfolio position can adversely affect a Fund’s value or prevent a Fund from being able to take advantage of other investment opportunities. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell illiquid securities at unfavorable times and conditions. Funds that invest in non-investment grade fixed-income securities, small- and mid-capitalization stocks, REITs and emerging country issuers will be especially subject to the risk that during certain periods, the liquidity of particular issuers or industries, or all securities within particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

MORTGAGE-BACKED SECURITIES – these fixed-income securities represent the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. When interest rates fall, borrowers may refinance or otherwise repay principal on their loans earlier than scheduled. When this happens, certain types of mortgage-backed securities will be paid off more quickly than originally anticipated and a Fund will have to invest the proceeds in securities with lower yields. This risk is known as “prepayment risk.” When interest rates rise, certain types of mortgage-backed securities will be paid off more slowly than originally anticipated and the value of these securities will fall. This risk is known as “extension risk.”

Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

17

Appendix (cont.)

Through its investments in mortgage-backed securities, including those issued by private lenders, a Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk exists for all loans. In addition, instruments with exposure to subprime loans or mortgages have a greater risk of being or becoming less liquid than other fixed-income securities, especially when the economy is not robust, during market downturns, or when credit is tight. Illiquid holdings may be difficult to value and difficult to sell, which means a Fund may not be able to sell a holding quickly for full value.

TIPS BONDS – TIPS (“Treasury Inflation Protected Securities”) are fixed-income securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the Consumer Price Index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds. While TIPS may provide investors with a hedge against inflation, in the event of deflation, in which prices decline over time, the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to a Fund.

U.S. GOVERNMENT SECURITIES AND U.S. GOVERNMENT AGENCY SECURITIES – a Fund may invest in U.S. government securities that includes Treasury bills, notes and bonds issued or guaranteed by the U.S. government. Because these securities are backed by the full faith and credit of the U.S. government, they present little credit risk. However, the U.S. government does not guarantee the market value of its securities, and interest rate changes, prepayment rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

•	the Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates;
•	the Federal Home Loan Banks;
•	the Federal National Mortgage Association (“FNMA”);
•	the Federal Home Loan Mortgage Corporation (“FHLMC”) and
•	the Federal Farm Credit Banks.

Unlike U.S. government securities, U.S. government agency securities have different levels of credit support from the government. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. While FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Although certain government agency securities are guaranteed, market price and yield of the securities and net asset value and performance of a Fund are not guaranteed. U.S. government securities may include TIPS bonds, as described above.

A Fund may invest in or use still other types of non-principal investments or strategies not shown here. The SAI, which can be requested by calling the telephone number on the back of this prospectus, contains information about such investments or strategies.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

18

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC:

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents).

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-03213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

NPR-GFI(5/09)	©2009 Nationwide Funds Group. All rights reserved.

Nationwide Variable Insurance Trust

American Century NVIT Multi Cap Value Fund

FundProspectus

March 20, 2009 (as revised May 1, 2009)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwide.com/mutualfunds

3	Section 1: Fund Summary, Performance and Management
American Century NVIT Multi Cap Value Fund
Fund Management

6	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

11	Section 3: Distributions and Taxes

12	Section 4: Multi-Manager Structure

13	Section 5: Financial Highlights

14	Appendix
Key Terms
Additional Information about Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

American Century NVIT Multi Cap Value Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days’ written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

American Century NVIT Multi Cap Value Fund

•	Class I
•	Class II
•	Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    American Century NVIT Multi Cap Value Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks capital appreciation, and secondarily current income.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund invests at least 80% of the value of its net assets in equity securities issued by companies in at least two market capitalization sizes that, in the opinion of the subadviser, exhibit characteristics that are consistent with a value style of investing. The Fund uses a bottom-up approach to identify stocks of companies that may be undervalued due to market declines, actual or anticipated bad news regarding a company or its industry, or failure of the market to perceive long-term value. The market capitalization sizes in which the Fund invests may include large-cap, mid-cap and small-cap companies. Equity securities in which the Fund invests are primarily common stock, although they may include other equity securities, such as preferred stock or convertible securities. The Fund may also invest in equity securities of companies that are located outside the United States, and in derivatives, such as futures, options and other hybrid financial instruments.

The Fund’s subadviser attempts to purchase the stocks of companies that are temporarily out of favor and holds each stock until it has returned to favor in the market and its price has increased to, or is higher than, a level the subadviser believes more accurately reflects the fair value of the company. To identify these companies, the subadviser looks for companies with earnings, cash flows, and/or assets that may not accurately reflect the companies’ values as determined by the subadviser. The subadviser also considers whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase.

The subadviser may sell stocks if it believes:

•	a stock no longer meets its valuation criteria;
•	a stock’s risk parameters outweigh its return opportunity;
•	more attractive alternatives are identified or
•	specific events alter a stock’s prospects.

The Fund may engage in active and frequent trading of portfolio securities.

Nationwide Fund Advisors, the Fund’s investment adviser, has selected American Century Investment Management, Inc. as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Small-cap and Mid-cap risk – stocks of small and mid-sized companies may be more volatile and less liquid than larger company stocks. In general, stocks of small- and mid-cap companies trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of large-cap companies or the market overall. Small- and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small- or mid-cap company may lose substantial value. Investing in small- and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

Value style risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the market overall and other types of stocks. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Foreign risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Convertible securities risk – the value of convertible securities may fall when interest rates rise and increase when interest rates fall. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. The Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

Preferred stock risk – a preferred stock may decline in price, or fail to pay dividends when expected, because the

3

Section 1    American Century NVIT Multi Cap Value Fund (cont.)

issuer experiences a decline in its financial status. In addition to this credit risk, investment in preferred stocks involves certain other risks, including skipping or deferring distributions, and redemption in the event of certain legal or tax changes or at the issuer’s call. Preferred stocks are also subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks may be significantly less liquid than many other securities, such as U.S. government securities, corporate debt or common stock.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gains if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

PERFORMANCE

Performance information is not provided because the Fund did not begin operations until after the date of this Prospectus.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select. The fees and expenses do not include sales charges and other expenses that may be imposed by variable insurance contracts. If these amounts were reflected, the fees and expenses would be higher than shown. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

	Class I	Class II	Class Y

Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.57%	0.57%	0.57%

Distribution and/or Service (12b-1) Fees	N/A	0.25%	N/A

Other Expenses[1]	0.61%	0.61%	0.36%

TOTAL ANNUAL FUND OPERATING EXPENSES[2]	1.18%	1.43%	0.93%

Amount of Fee Waiver/Expense Reimbursement[3,4]	0.26%	0.34%	0.26%

TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	0.92%	1.09%	0.67%

1	“Other Expenses” include administrative services fees which currently are 0.25% with respect to each of Class I and Class II shares. Class Y shares do not pay an administrative services fee.

2	Expenses are estimated based on the Fund’s projected net assets for its fiscal year ended December 31, 2009.

3	The Trust and Nationwide Fund Distributors LLC have entered into a contract waiving 0.08% of the Distribution and/or Service (12b-1) Fee for Class II shares until at least May 1, 2010.

4	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.67% for all share classes until at least May 1, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, and other expenses which are capitalized in accordance with generally accepted accounting principles, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

4

Section 1    American Century NVIT Multi Cap Value Fund (cont.)

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS

Class I shares	$94	$349

Class II shares	$111	$419

Class Y shares	$68	$270

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. (“AMERICAN CENTURY”): is the subadviser for the Fund. American Century is located at 4500 Main Street, Kansas City, Missouri 64111, and was formed in 1958.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2009.

MANAGEMENT FEES

The Fund pays NFA an annual management fee of 0.57%, based on the Fund’s average daily net assets. NFA pays American Century from the management fee it receives.

PORTFOLIO MANAGEMENT

Phillip N. Davidson, CFA, Kevin Toney, CFA and Michael Liss, CFA, are jointly responsible for the day-to-day management of the Fund, including selection of the Fund’s investments.

Mr. Davidson is Senior Vice President, Chief Investment Officer, Value Equity and Senior Portfolio Manager of American Century, and co-manager of the portfolio management team that subadvises the Fund. Mr. Davidson joined American Century in 1993 as a portfolio manager. He holds a bachelors degree in finance and an MBA from Illinois State University.

Mr. Toney is Vice President and Portfolio Manager of American Century, and co-manager of the portfolio management team that subadvises the Fund. Mr. Toney joined American Century in 1999 as an investment analyst and became a portfolio manager in 2006. He holds a bachelor’s degree in commerce from University of Virginia and an MBA from the Wharton School at the University of Pennsylvania.

Mr. Liss is Vice President and Portfolio Manager of American Century, and co-manager of the portfolio management team that subadvises the Fund. Mr. Liss joined American Century in 1998, became a senior investment analyst in 2003 and then became a portfolio manager in 2004. He holds a bachelors degree in accounting and finance from Albright College and an MBA in finance from Indiana University.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

5

Section 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class III and Class VI shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services entitling them to receive 12b-1 fees may sell Class II and Class VI shares. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds. Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day
•	Martin Luther King, Jr. Day
•	Presidents’ Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving Day
•	Christmas Day
•	Other days when the Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation

6

Section 2    Investing with Nationwide Funds (cont.)

Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used its Fair Valuation Procedures.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;
•	increase brokerage and other transaction costs and
•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may

7

Section 2    Investing with Nationwide Funds (cont.)

attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III and Class VI shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity and, as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and
•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact that short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III or Class VI shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

8

Section 2    Investing with Nationwide Funds (cont.)

Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
•	variable insurance contract withdrawals or loans, including required minimum distributions and
•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares. The Distribution Plan may be terminated at any time as to any share class of a Fund, without payment of any penalty, by a vote of a majority of the outstanding voting securities of that share class.

Administrative Services Plan

In addition to Rule 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or
•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

9

Section 2    Investing with Nationwide Funds (cont.)

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;
•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and
•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or
•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

10

Section 3     Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

11

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;
•	monitoring subadviser performance, including ongoing analysis and periodic consultations;
•	communicating performance expectations and evaluations to the subadvisers and
•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

12

Section 5    Financial Highlights

Financial Highlights information is not shown because the shares of the Fund were first offered after the date of this Prospectus and, therefore, the Fund has no historical performance to report.

13

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock – securities representing shares of ownership of a corporation.

Convertible securities – debt securities or preferred stocks that may be converted into common stock. While a convertible security is a fixed-income security that typically pays interest or dividend income, its market value also tends to correspond to market changes in the value of the underlying common stock.

Derivative – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Large-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 1000® Index, ranging from $24.2 million to $421.8 billion as of December 31, 2008.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Mid-cap companies – companies that have market capitalizations similar to those of companies included in the Russell Midcap® Index, ranging from $43.3 million to $15.4 billion as of March 31, 2009.

Preferred stock – a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets.

Small-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $1.7 million to $4.3 billion as of March 31, 2009.

Value style – a style of investing in equity securities that the Fund’s subadviser believes are undervalued, which means that their stock prices are less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the Fund’s subadviser believes to be temporary.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

The following information provides additional details about the principal investment strategies and risks identified for each Fund in “Section 1: Summary and Performance.”

CONVERTIBLE SECURITIES – a Fund may invest in convertible securities, which generally are debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security convertibles) or dividends (preferred stocks). A convertible’s value usually reflects both the stream of current income payments and the value of the underlying common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise, the value of a convertible usually falls. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates that usually make them more volatile than convertible securities with shorter maturities. Value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. A Fund could lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain

14

Appendix (cont.)

depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;
•	the impact of currency exchange rate fluctuations;
•	reduced information about issuers;
•	higher transaction costs;
•	less stringent regulatory and accounting standards and
•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;
•	production;
•	management;
•	sales and
•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

A Fund may invest in or use still other types of non-principal investments or strategies not shown here. The SAI, which can be requested by calling the telephone number on the back of this prospectus, contains information about such investments or strategies.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

15

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC:

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents).

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-03213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

NPR-MCV(5/09)	©2009 Nationwide Funds Group. All rights reserved.

Nationwide Variable Insurance Trust

Oppenheimer NVIT Large Cap Growth Fund

FundProspectus

March 20, 2009 (as revised May 1, 2009)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwide.com/mutualfunds

3	Section 1: Fund Summary, Performance and Management
Oppenheimer NVIT Large Cap Growth Fund
Fund Management

6	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

11	Section 3: Distributions and Taxes

12	Section 4: Multi-Manager Structure

13	Section 5: Financial Highlights

14	Appendix
Key Terms
Additional Information about Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

Oppenheimer NVIT Large Cap Growth Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can be changed without shareholder approval upon 60 days’ written notice to shareholders.

A NOTE ABOUT SHARE CLASSES

The Fund offers the following share classes:

Oppenheimer NVIT Large Cap Growth Fund

•	Class I
•	Class II
•	Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    Oppenheimer NVIT Large Cap Growth Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks long-term capital growth.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund invests at least 80% of the value of its net assets in equity securities issued by large-cap companies, utilizing a growth style of investing. Equity securities in which the Fund invests are primarily common stock. The Fund seeks to reduce risk by diversifying among many companies and industries. The Fund may also invest in equity securities of large-cap companies that are located outside the United States.

The Fund’s subadviser seeks companies whose earnings are expected to grow consistently faster than those of other companies. In determining whether a company has favorable growth characteristics, the Fund’s subadviser analyzes such factors as:

•	companies in businesses with above-average growth potential;

•	companies with growth rates that the portfolio manager believes are sustainable over time and

•	stocks with reasonable valuations relative to their growth potential.

The Fund’s subadviser may sell securities that it believes no longer meet the above criteria. The Fund may engage in active and frequent trading of portfolio securities.

Nationwide Fund Advisors, the Fund’s investment adviser, has selected OppenheimerFunds, Inc. as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Growth style risk – growth investing involves buying stocks that have relatively high prices in relation to their earnings. Because of these higher valuations, investing in growth stocks may be more risky than investing in companies with more modest growth expectations. Growth stocks also may be more volatile than other stocks because they are generally more sensitive to investor perceptions and market movements. During periods of growth stock underperformance, the Fund’s performance may suffer and underperform other equity funds that use different investing styles.

Foreign risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Portfolio turnover – a higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Fund’s performance and may increase share price volatility.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

PERFORMANCE

Performance information is not provided because the Fund did not begin operations until after the date of this Prospectus.

3

Section 1    Oppenheimer NVIT Large Cap Growth Fund (cont.)

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select. The fees and expenses do not include sales charges and other expenses that may be imposed by variable insurance contracts. If these amounts were reflected, the fees and expenses would be higher than shown. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

	Class I	Class II	Class Y

Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.50%	0.50%	0.50%

Distribution and/or Service (12b-1) Fees	N/A	0.25%	N/A

Other Expenses[1]	0.51%	0.51%	0.36%

TOTAL ANNUAL FUND OPERATING EXPENSES[2]	1.01%	1.26%	0.86%

Amount of Fee Waiver/Expense Reimbursement[3]	0.36%	0.36%	0.36%

TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	0.65%	0.90%	0.50%

1	“Other Expenses” include administrative services fees which currently are 0.15% and 0.15% for Class I and Class II shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because, until at least May 1, 2010, the Fund does not intend to pay insurance companies a higher amount. If the full amount of the administrative services fees were charged, total operating expenses (after fee waivers/expense reimbursements) would be 0.75% and 1.00% for Class I and Class II shares, respectively. Class Y shares do not pay an administrative services fee.

2	Expenses are estimated based on the Fund’s projected net assets for its fiscal year ended December 31, 2009.

3	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.50% for all share classes until at least May 1, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, and other expenses which are capitalized in accordance with generally accepted accounting principles, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS

Class I shares	$66	$286

Class II shares	$92	$364

Class Y shares	$51	$238

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

OPPENHEIMERFUNDS, INC. (“OPPENHEIMER”): is the subadviser for the Fund. Oppenheimer is located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Oppenheimer manages open-end mutual funds, and is the parent company of several other companies that provide investment advisory services for institutional clients and distribution and shareholder services for other investment companies. Oppenheimer is wholly owned by Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.

4

Section 1    Oppenheimer NVIT Large Cap Growth Fund (cont.)

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2009.

MANAGEMENT FEES

The Fund pays NFA an annual management fee of 0.50%, based on the Fund’s average daily net assets. NFA pays Oppenheimer from the management fee it receives.

PORTFOLIO MANAGEMENT

Marc L. Baylin, CFA, is the portfolio manager of the Fund and is responsible for the day-to-day management of the Fund, including selection of the Fund’s investments. He is a member of the Oppenheimer Growth Team and has over 15 years of investment industry experience. Mr. Baylin joined Oppenheimer in September 2005. Prior to that, he was a Managing Director and Lead Portfolio Manager at JPMorgan Fleming Investment Management from June 2002 to August 2005. Mr. Baylin received a B.A. in Finance and graduated with honors from the University of Texas. He also holds a M.B.A. in Management from the J.L. Kellogg Graduate School of Management at Northwestern University.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

5

Section 2    Investing with Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class III and Class VI shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services entitling them to receive 12b-1 fees may sell Class II and Class VI shares. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds. Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day

•	Martin Luther King, Jr. Day

•	Presidents’ Day

•	Good Friday

•	Memorial Day

•	Independence Day

•	Labor Day

•	Thanksgiving Day

•	Christmas Day

•	Other days when the Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation

6

Section 2    Investing with Nationwide Funds (cont.)

Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used its Fair Valuation Procedures.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;

•	increase brokerage and other transaction costs and

•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may

7

Section 2    Investing with Nationwide Funds (cont.)

attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III and Class VI shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity and, as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and

•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact that short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III or Class VI shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

8

Section 2    Investing with Nationwide Funds (cont.)

Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;

•	variable insurance contract withdrawals or loans, including required minimum distributions and

•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares. The Distribution Plan may be terminated at any time as to any share class of a Fund, without payment of any penalty, by a vote of a majority of the outstanding voting securities of that share class.

Administrative Services Plan

In addition to Rule 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or

•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

9

Section 2    Investing with Nationwide Funds (cont.)

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;

•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and

•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or

•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

10

Section 3    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

11

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;

•	monitoring subadviser performance, including ongoing analysis and periodic consultations;

•	communicating performance expectations and evaluations to the subadvisers and

•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

12

Section 5    Financial Highlights

Financial Highlights information is not shown because the shares of the Fund were first offered after the date of this Prospectus and, therefore, the Fund has no historical performance to report.

13

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock – securities representing shares of ownership of a corporation.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Growth style – a style of investing in equity securities of companies that the Fund’s subadviser believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock price.

Large-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 1000® Index, ranging from $24.2 million to $421.8 billion as of December 31, 2008.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

The following information provides additional details about the principal investment strategies and risks identified for each Fund in “Section 1: Summary and Performance.”

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;

•	the impact of currency exchange rate fluctuations;

•	reduced information about issuers;

•	higher transaction costs;

•	less stringent regulatory and accounting standards and

•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended

14

Appendix (cont.)

periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;

•	production;

•	management;

•	sales and

•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

A Fund may invest in or use still other types of non-principal investments or strategies not shown here. The SAI, which can be requested by calling the telephone number on the back of this prospectus, contains information about such investments or strategies.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

15

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC:

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents).

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-03213

The Nationwide framemark is a federally registered service mark of Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

©2009 Nationwide Funds Group. All rights reserved.
NPR-LCG (5/09)

Nationwide Variable Insurance Trust

Templeton NVIT International Value Fund

FundProspectus

March 20, 2009 (as revised May 1, 2009)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwide.com/mutualfunds

3	Section 1: Fund Summary, Performance and Management
Templeton NVIT International Value Fund
Fund Management

7	Section 2: Investing with Nationwide Funds
Choosing a Share Class
Purchase Price
Fair Valuation
In-Kind Purchases
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

12	Section 3: Distributions and Taxes

13	Section 4: Multi-Manager Structure

14	Section 5: Financial Highlights

15	Appendix
Key Terms
Additional Information about Investments, Investment Techniques and Risks
Selective Disclosure of Portfolio Holdings

1

This prospectus provides information about one fund (the “Fund”) offered by Nationwide Variable Insurance Trust (the “Trust”):

Templeton NVIT International Value Fund

The following sections summarize key information about the Fund, including information regarding its investment objective, principal strategies, principal risks, performance and fees. As with any mutual fund, there can be no guarantee that the Fund will meet its investment objective or that the Fund’s performance will be positive for any period of time.

The Fund’s investment objective can, be changed without shareholder approval upon 60 days’ written notice to shareholders.

A Note about Share Classes

The Fund offers the following share classes:

Templeton NVIT International Value Fund

•	Class I
•	Class II
•	Class III
•	Class VI
•	Class Y

This prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different expenses and are available through different variable insurance contracts.

For more information about who may purchase the different share classes, see Section 2, Investing with Nationwide Funds: Choosing a Share Class. Further information about the Fund, including its investment strategies and risks, is available in the Statement of Additional Information (“SAI”) which you may obtain as directed on the back page of this Prospectus.

The Fund employs a “multi-manager” structure, which means that Nationwide Fund Advisors (“NFA” or the “Adviser”), as the Fund’s investment adviser, may hire, replace or terminate one or more unaffiliated subadvisers for the Fund without shareholder approval. NFA believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See Section 4, Multi-Manager Structure for more information.

2

Section 1    Templeton NVIT International Value Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The Fund seeks to maximize total return consisting of capital appreciation and/or current income.

PRINCIPAL STRATEGIES

Under normal conditions, the Fund invests at least 80% of the value of its net assets in equity securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, a number of countries around the world other than the United States. Some of these countries may be considered to be emerging market countries. Equity securities in which the Fund invests are primarily common stock. The Fund may invest in equity securities issued by companies of any market capitalization, including mid- and small-cap companies. The Fund also may use derivatives, such as futures and options, either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy.

In selecting securities for the Fund, the subadviser applies a “bottom-up,” long-term, value style of investing, which involves buying securities whose market prices appear to be intrinsically undervalued relative to their earnings, book value, cash flow, profit margins and other measures of value. The Fund’s subadviser seeks to achieve the Fund’s objective by identifying companies that offer above-average opportunities for capital appreciation in various countries and industries where economic and political factors, including currency movements, are favorable to capital growth. The Fund, from time to time, may have significant investments in one or more countries or in particular sectors, such as financial institutions or industrial companies.

Nationwide Fund Advisors, the Fund’s investment adviser, has selected Templeton Investment Counsel, LLC as subadviser to manage the Fund’s portfolio on a day-to-day basis.

Terms highlighted above are defined in the Appendix.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any mutual fund, the value of the Fund’s investments – and therefore, the value of Fund shares – may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Emerging markets risk – a magnification of the risks that apply to all foreign investments. These risks are greater for securities of companies in emerging market countries because the countries may have less stable governments, more volatile currencies and less established markets.

Small-cap and Mid-cap risk – stocks of small and mid-sized companies may be more volatile and less liquid than larger company stocks. In general, stocks of small- and mid-cap companies trade in lower volumes, may be less liquid, and are subject to greater or more unpredictable price changes than stocks of large-cap companies or the market overall. Small- and mid-cap companies may have limited product lines or markets, be less financially secure than larger companies or depend on a smaller number of key personnel. If adverse developments occur, such as due to management changes or product failure, the Fund’s investment in a small- or mid-cap company may lose substantial value. Investing in small- and mid-cap companies requires a longer term investment view and may not be appropriate for all investors.

Derivatives risk – the Fund may experience a significant loss or otherwise lose opportunities for gains if it uses certain derivatives (e.g., options, futures, forwards and forward commitments, and swap agreements) when the security prices, interest rates, currency values or other such measures underlying derivatives change in unexpected ways. In addition, derivatives may involve additional expenses, which can reduce any benefit or increase any loss to the Fund from using a derivatives strategy. Derivatives also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund.

Value style risk – over time, a value investing style may go in and out of favor, causing the Fund to sometimes underperform other equity funds that use different investing styles. Value stocks can react differently to issuer, political, market and economic developments than the

3

Section 1    Templeton NVIT International Value Fund (cont.)

market overall and other types of stocks. In addition, the Fund’s value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced.

Country or Sector risk – if the Fund emphasizes one or more countries or economic sectors, it may be more susceptible to the financial, market, political or economic events affecting the particular issuers and industries participating in such countries or sectors than funds that do not emphasize particular countries or sectors.

If the value of the Fund’s investments goes down, you may lose money.

Please see the Appendix for additional information on the Fund’s investments and associated risks.

PERFORMANCE

Performance information is not provided because the Fund did not begin operations until after the date of this Prospectus.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the share class you select. The fees and expenses do not include sales charges and other expenses that may be imposed by variable insurance contracts. If these amounts were reflected, the fees and expenses would be higher than shown. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

	Class I	Class II	Class III	Class VI	Class Y

Shareholder Fees (paid directly from your investment)	N/A	N/A	N/A	N/A	N/A

Short-Term Trading Fee (as a percentage of amount redeemed or exchanged)[1]	N/A	N/A	1.00%	1.00%	N/A

Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	N/A	0.25%	N/A	0.25%	N/A

Other Expenses[2]	0.42%	0.42%	0.42%	0.42%	0.27%

TOTAL ANNUAL FUND OPERATING EXPENSES[3]	1.17%	1.42%	1.17%	1.42%	1.02%

Amount of Fee Waiver/Expense Reimbursement[4]	0.15%	0.15%	0.15%	0.15%	0.15%

TOTAL ANNUAL FUND OPERATING EXPENSES (AFTER FEE WAIVERS/EXPENSE REIMBURSEMENTS)	1.02%	1.27%	1.02%	1.27%	0.87%

1	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be charged for any Class III and Class VI shares redeemed or exchanged within 60 days after the date they were acquired, except as described in Section 2, Investing with Nationwide Funds: Short-Term Trading Fees.

2	“Other Expenses” include administrative services fees which currently are 0.15%, 0.15%, 0.15% and 0.15% for Class I, Class II, Class III and Class VI shares, respectively, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because, until at least May 1, 2010, the Fund does not intend to pay insurance companies a higher amount. If the full amount of the administrative services fees were charged, total operating expenses would be 1.12%, 1.37%, 1.12% and 1.37% for Class I, Class II, Class III and Class VI shares, respectively. Class Y shares do not pay an administrative services fee.

3	Expenses are estimated based on the Fund’s projected net assets for its fiscal year ended December 31, 2009.

4

Section 1    Templeton NVIT International Value Fund (cont.)

4	The Trust and the Adviser have entered into a written contract limiting operating expenses to 0.87% for all share classes until at least May 1, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, and other expenses which are capitalized in accordance with generally accepted accounting principles, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class III and Class VI shares, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III and Class VI shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS

Class I shares	$104	$357

Class II shares	$129	$435

Class III shares	$104	$357

Class VI shares	$129	$435

Class Y shares	$89	$310

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trust’s Board of Trustees, NFA also determines the allocation of Fund assets among one or more subadvisers and evaluates and monitors the performance of any such subadvisers. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

SUBADVISER

Subject to the supervision of NFA and the Board of Trustees, a subadviser will manage all or a portion of the Fund’s assets in accordance with the Fund’s investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

TEMPLETON INVESTMENT COUNSEL, LLC (“TEMPLETON”): is the subadviser for the Fund. Templeton is located at 500 East Broward Blvd., Fort Lauderdale, Florida 33394-3091. Templeton is an indirect wholly owned subsidiary of Franklin Resources, Inc., a global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services, through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory and subadvisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2009.

MANAGEMENT FEES

The Fund pays NFA an annual management fee of 0.75%, based on the Fund’s average daily net assets. NFA pays Templeton from the management fee it receives.

PORTFOLIO MANAGEMENT

Gary P. Motyl, CFA, Peter Nori, CFA, and Antonio T. Docal, CFA comprise the team that manages the Fund on behalf of Templeton. As lead manager of the Fund, Mr. Motyl has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated portfolio management requirements/portfolio holdings. Mr. Nori and Mr. Docal are jointly responsible for the day-to-day management of the Fund’s portfolio.

Gary P. Motyl is the Chief Investment Officer of Templeton institutional global equities group and President of Templeton. He joined Templeton in 1981 and has managed global and non-U.S. equity portfolios for over 25 years, and currently manages several mutual funds and separate account portfolios. Mr. Motyl earned a BS in

5

Section 1    Templeton NVIT International Value Fund (cont.)

finance from Lehigh University and an MBA from Pace University.

Peter Nori, Executive Vice President, joined Templeton in 1987 and provides research and advice on the purchase and sale of individual securities and portfolio risk assessment. Mr. Nori earned a BS in finance and an MBA, with an emphasis in finance, from the University of San Francisco.

Antonio T. Docal, Executive Vice President, joined Templeton in 2001 and provides research and advice on the purchase and sale of individual securities and portfolio risk assessment. Mr. Docal earned a BA in economics from Trinity College and an MBA from the Sloan School of Management at the Massachusetts Institute of Technology.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund, if any.

6

Section 2    Investing With Nationwide Funds

CHOOSING A SHARE CLASS

Shares of series of the Trust (the “Funds”) are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class III and Class VI shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services entitling them to receive 12b-1 fees may sell Class II and Class VI shares. Class Y shares are sold primarily to other mutual funds, such as “funds-of-funds” that invest in the Funds. Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agent. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day

•	Martin Luther King, Jr. Day

•	Presidents’ Day

•	Good Friday

•	Memorial Day

•	Independence Day

•	Labor Day

•	Thanksgiving Day

•	Christmas Day

•	Other days when the Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s NAV. The Valuation Procedures provide that a Fund’s assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation

7

Section 2    Investing With Nationwide Funds (cont.)

Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Fund’s NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting an issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that a Fund’s NAV is calculated, a Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on a Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to a Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. In the event a Fund values its securities using the procedures described above, the Fund’s NAV may be higher or lower than would have been the case if the Fund had not used its Fair Valuation Procedures.

IN-KIND PURCHASES

Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;

•	increase brokerage and other transaction costs and

•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may

8

Section 2    Investing With Nationwide Funds (cont.)

attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices. The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class III and Class VI shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity and, as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and

•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact that short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class III or Class VI shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

9

Section 2    Investing With Nationwide Funds (cont.)

Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in shares subject to the fees. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs. This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;

•	variable insurance contract withdrawals or loans, including required minimum distributions and

•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares. The Distribution Plan may be terminated at any time as to any share class of a Fund, without payment of any penalty, by a vote of a majority of the outstanding voting securities of that share class.

Administrative Services Plan

In addition to Rule 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% with respect to Class I, Class II, Class III, and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof. Class Y shares do not pay an administrative services fee.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or

•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

10

Section 2    Investing With Nationwide Funds (cont.)

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;

•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and

•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or

•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

11

Section 3    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

12

Section 4    Multi-Manager Structure

NFA and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows NFA to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of NFA) without the approval of shareholders. The order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.

NFA performs the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;

•	monitoring subadviser performance, including ongoing analysis and periodic consultations;

•	communicating performance expectations and evaluations to the subadvisers and

•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

NFA does not expect to frequently recommend subadviser changes. Where NFA does recommend subadviser changes, NFA periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although NFA monitors the subadviser’s performance, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

13

Section 5    Financial Highlights

Financial Highlights information is not shown because the shares of the Fund were first offered after the date of this Prospectus and, therefore, the Fund has no historical performance to report.

14

Appendix

KEY TERMS

In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the following terms:

Common stock – securities representing shares of ownership of a corporation.

Derivative – a contract or investment with its value based on the performance of an underlying financial asset, index or economic measure.

Equity securities – securities, including common stock, preferred stock, securities convertible into common stock or securities (or other investments) with prices linked to the value of common stocks, foreign investment funds or trusts and depositary receipts that represent an ownership interest in the issuer.

Market capitalization – a common way of measuring the size of a company based on the price of its common stock times the number of outstanding shares.

Mid-cap companies – companies that have market capitalizations similar to those of companies included in the Russell Midcap® Index, ranging from $43.3 million to $15.4 billion as of March 31, 2009.

Small-cap companies – companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $1.7 million to $4.3 billion as of March 31, 2009.

Value style – a style of investing in equity securities that the Fund’s subadviser believes are undervalued, which means that their stock prices are less than the subadviser believes they are intrinsically worth, based on such factors as a company’s stock price relative to its book value, earnings and cash flow. Companies issuing such securities may be currently out of favor, undervalued due to market declines, or experiencing poor operating conditions that the Fund’s subadviser believes to be temporary.

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

The following information provides additional details about the principal investment strategies and risks identified for each Fund in “Section 1: Summary and Performance.”

CURRENCY RISK – securities in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars.

DEPOSITARY RECEIPTS – certain Funds may invest in securities of foreign issuers in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), which typically are issued by local financial institutions and evidence ownership of the underlying securities.

Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.

DERIVATIVES – a derivative is a contract with its value based on the performance of an underlying financial asset, index or other measure. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives present the risk of disproportionately increased losses and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways. Some risks of investing in derivatives include:

•	the other party to the derivatives contract may fail to fulfill its obligations;
•	their use may reduce liquidity and make a Fund harder to value, especially in declining markets;
•	a Fund may suffer disproportionately heavy losses relative to the amount invested and
•	changes in the value of derivatives may not match or fully offset changes in the value of the hedged portfolio securities, thereby failing to achieve the original purpose for using the derivatives.

EMERGING MARKETS RISK – the risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes

15

Appendix (cont.)

and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts.

FOREIGN CUSTODY RISK – a Fund that invests in foreign securities may hold such securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount a Fund can earn on its investments and typically results in a higher operating expense ratio for a Fund holding assets outside the United States.

FOREIGN SECURITIES RISK – certain Funds may invest in foreign securities, which may be more volatile, harder to price and less liquid than U.S. securities. Foreign investments involve some of the following risks as well:

•	political and economic instability;

•	the impact of currency exchange rate fluctuations;

•	reduced information about issuers;

•	higher transaction costs;

•	less stringent regulatory and accounting standards and

•	delayed settlement.

Additional risks include the possibility that a foreign jurisdiction might impose or increase withholding taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which a Fund could lose its entire investment in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries often have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK – a Fund could lose value if the individual equity securities in which it has invested and/or the overall stock markets on which the stocks trade decline in price. Stocks and stock markets may experience short-term volatility (price fluctuation) as well as extended periods of price decline or little growth. Individual stocks are affected by many factors, including:

•	corporate earnings;

•	production;

•	management;

•	sales and

•	market trends, including investor demand for a particular type of stock, such as growth or value stocks, small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuation of other stock markets around the world.

A Fund may invest in or use still other types of non-principal investments or strategies not shown here. The SAI, which can be requested by calling the telephone number on the back of this prospectus, contains information about such investments or strategies.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

16

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC:

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents).

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-03213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

NPR-IV(5/09)	©2009 Nationwide Funds Group. All rights reserved.

Nationwide Variable Insurance Trust

NVIT Investor Destinations Capital Appreciation Fund

FundProspectus

March 20, 2009 (as revised May 1, 2009)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwide.com/mutualfunds

2	General Information about NVIT Investor Destinations Funds
A Quick Note About the Fund
Purpose of the Investor Destinations Funds
About Asset Classes

4	Section 1: Fund Summary
NVIT Investor Destinations Capital Appreciation Fund
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

9	Section 2: Management
Investment Adviser
Portfolio Management
Additional Information about the Portfolio Manager

10	Section 3: Buying and Selling Fund Shares
Who Can Buy Shares
Purchase Price
Fair Valuation
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

15	Section 4: Distributions and Taxes
Dividends and Distributions
Tax Status

16	Section 5: Multi-Manager Structure

17	Section 6: Financial Highlights

18	Appendix
Additional Information about the Underlying Funds
Selective Disclosure of Portfolio Holdings

1

GENERAL INFORMATION ABOUT NVIT INVESTOR DESTINATIONS FUNDS

This Prospectus provides information about one of the seven NVIT Investor Destinations Series (each a “Fund,” and collectively, the “Funds” or “Investor Destinations Funds”), offered by Nationwide Variable Insurance Trust (the “Trust”). This section summarizes key information common to all seven of the Funds. The following section is the Fund Summary for the NVIT Investor Destinations Capital Appreciation Fund. The Fund Summary provides specific information about the Fund, including information regarding the Fund’s investment objective, principal strategies, principal risks, performance and fees. The Fund’s investment objective can be changed without shareholder approval. You can use the Fund Summary to compare the Fund with other mutual funds. “You” and “your” refer to both direct shareholders (including the insurance company separate accounts which invest assets on behalf of their contract holders) and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, “variable insurance contracts”).

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUND

This Prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.

This Prospectus contains information specifically about:

NVIT Investor Destinations Capital Appreciation Fund

The Investor Destinations Funds also include:

NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund

For information about any of these other Investor Destinations Funds, please see its Prospectus.

The Fund has the following share classes:

•	Class II shares

•	Class VI shares

This Prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different charges and are available through different variable insurance contracts. For more information about who may purchase the different share classes, see “Buying and Selling Fund Shares” on page 10.

PURPOSE OF THE NVIT INVESTOR DESTINATIONS FUNDS

The NVIT Investor Destinations Funds are intended to provide various levels of potential capital appreciation and/or income at various levels of risk. Each of the seven Funds is designed to provide a different asset allocation option corresponding to different investment goals ranging from the highest potential for growth with the highest amount of tolerance for risk, to the lowest potential for growth with the lowest amount of tolerance for risk, and the highest potential for income. Each Fund is a “fund-of-funds” which means that each Fund will seek to achieve its particular level of risk/return by investing the majority of its assets in other mutual funds (primarily index funds) (“Underlying Funds”) in varying combinations and percentage amounts to achieve each Fund’s particular investment objective.

The Investor Destinations Funds are primarily designed:

•	To help achieve an investor’s financial objectives through a professionally developed asset allocation program.

•	To maximize long-term total returns at a given level of risk through broad diversification among several traditional asset classes.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances and financial circumstances.

Nationwide Fund Advisors (“NFA” or the “Adviser”) establishes a target allocation among different asset classes based on each Investor Destinations Fund’s risk profile and individual strategies. Within each target asset class allocation, the Adviser selects the Underlying Funds, and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocations from time to time as appropriate given the risk profile and individual strategies of each Fund and in order to achieve each Fund’s investment objective.

ABOUT ASSET CLASSES

An “Asset Class” is a specific category of assets or investments. Examples of asset classes are stocks, bonds, foreign securities and money market instruments. Within each asset class there may be several different types of assets. For example, a “stock” asset class may contain large-cap, mid-cap, and/or small-cap stocks; domestic or international stocks; growth or value stocks. Each asset class, and each type of asset within that asset class, offers a different type of potential benefit and risk level. For

2

example, “stock” assets may generally be expected to provide a higher potential growth rate, but may require a longer time horizon and more risk than you would expect from most “bond” assets. By combining these broad asset classes in different percentage combinations, each Investor Destinations Fund seeks to provide different levels of potential risk and rewards.

Set forth below are the asset classes in which each Investor Destinations Fund invests, as appropriate to its specific investment objective and risk profile:

Large-Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Standard & Poor’s (“S&P”) 500® Index, ranging from $360 million to $339 billion as of March 31, 2009.

Mid-Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the S&P MidCap 400® Index, ranging from $54.4 million to $7.6 billion as of March 31, 2009.

Small-Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $1.7 million to $4.3 billion as of March 31, 2009.

International Stocks – stocks of larger capitalization companies from various industries whose primary trading markets are outside the United States, as represented in the MSCI Europe, Australasia and Far East Index (“MSCI EAFE Index”).

Bonds – fixed-income and other debt securities that represent an obligation by the issuer to pay a specified rate of interest or income at specified times, such as corporate bonds, bonds issued by a government or its agencies, or mortgage-backed securities. Bonds primarily include investment-grade securities (i.e., rated in the four highest rating categories by a nationally recognized statistical rating organization, such as Moody’s, Standard & Poor’s and Fitch). Bonds may also include the Nationwide Contract, an unregistered fixed interest contract issued and guaranteed by Nationwide Life Insurance Company.

Money Market Instruments – high quality debt instruments, such as commercial paper, notes issued by banks and U.S. government securities that mature in 397 days or less.

3

Section 1    NVIT Investor Destinations Capital Appreciation Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The NVIT Investor Destinations Capital Appreciation Fund (“Capital Appreciation Fund” or the “Fund”) seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

PRINCIPAL STRATEGIES

The Capital Appreciation Fund strives to provide investors with a high level of diversification across major asset classes. The Fund is designed for investors who want to emphasize capital growth over the long term, and who have a tolerance for possible short-term losses, but who also seek to reduce risk by including some investments offering investment income. The Capital Appreciation Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”). Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies. Most of these Underlying Funds seek to match, prior to the deduction of operating expenses, the performance of a particular stock or bond index. Although the Capital Appreciation Fund strives to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., the Underlying Funds), and invests a significant portion of its assets in any one Underlying Fund.

The Adviser determines the Fund’s target asset class allocation. The Adviser bases this decision on the expected return potential, the anticipated risks and the volatility of each asset class. The Adviser evaluates how various combinations of these asset classes can pursue capital growth while also moderating risk by providing some income.

Once the asset allocation is determined, the Adviser selects the Underlying Funds it believes most appropriate to represent the various asset classes. Where more than one Underlying Fund can be used for a single asset class, the Adviser also evaluates which Underlying Fund, or what combination of Underlying Funds, best represents the potential risks and benefits of that asset class. In selecting Underlying Funds, the Adviser considers a variety of factors in the context of current economic and market conditions, including the Underlying Fund’s investment strategies, risk profile and historical performance. Through investments in the Underlying Funds, the Capital Appreciation Fund invests considerably in equity securities, such as common stocks of U.S. and international companies that the Adviser believes offer opportunities for capital growth. It also invests to a lesser extent in fixed-income securities in order to generate investment income. As of the date of this Prospectus, the Capital Appreciation Fund allocates approximately 50% of its net assets in U.S. stocks, approximately 20% in international stocks and approximately 27% in bonds.

Set forth below are the target allocations of the Capital Appreciation Fund.

ASSET CLASS		TARGET ALLOCATIONS

U.S. Stocks		50%

NVIT S&P 500 Index Fund	32%

NVIT Mid Cap Index Fund	13%

NVIT Small Cap Index Fund	5%

International Stocks		20%

NVIT International Index Fund	20%

Bonds		27%

NVIT Bond Index Fund	20%

Nationwide Contract	5%

NVIT Enhanced Income Fund	2%

Money Market Instruments		3%

NVIT Money Market Fund	3%

TOTAL ALLOCATION		100%

The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the value of the Capital Appreciation Fund’s allocations to fluctuate from the targets stated above. The Adviser monitors the Capital Appreciation Fund’s holdings and cash flow and periodically realigns the Capital Appreciation Fund’s then current asset and Underlying Fund allocations back to the target allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Capital Appreciation Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Capital Appreciation Fund. Therefore, allocation changes may not be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.

4

Section 1    NVIT Investor Destinations Capital Appreciation Fund (cont.)

Set forth below are the asset classes and the Underlying Funds currently selected to represent each asset class. The Adviser reserves the right to add, delete or change the Underlying Funds selected to represent the asset classes without notice to shareholders.

ASSET CLASS	UNDERLYING INVESTMENTS

Large Cap Stocks	NVIT S&P 500 INDEX FUND. The NVIT S&P 500 Index Fund seeks to track the S&P 500 Index, an index maintained by Standard & Poor’s that includes 500 U.S. large-capitalization companies.
Mid Cap Stocks	NVIT MID CAP INDEX FUND. The NVIT Mid Cap Index Fund seeks to track the S&P MidCap 400 Index, an index which includes 400 common stocks issued by U.S. mid-capitalization companies.
Small Cap Stocks	NVIT SMALL CAP INDEX FUND. The NVIT Small Cap Index Fund seeks to track the Russell 2000 Index, an index which includes 2000 common stocks issued by smaller U.S. capitalization companies.
International Stocks	NVIT INTERNATIONAL INDEX FUND. The NVIT International Index Fund seeks to track the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index), an index which includes stocks of companies located, or whose stocks are traded on exchanges, in developed countries overseas.
Bonds	NVIT BOND INDEX FUND. The NVIT Bond Index Fund seeks to track the Barclays Capital U.S. Aggregate Bond Index (U.S. Aggregate Bond Index), an index which includes a broad-based mix of U.S. investment-grade bonds with maturities greater than one year.
NATIONWIDE CONTRACT. The Nationwide Contract is a non-registered fixed interest contract with a stable principal value issued and guaranteed as to interest rate and principal by Nationwide Life Insurance Company.
NVIT ENHANCED INCOME FUND. The NVIT Enhanced Income Fund seeks to provide a high level of current income while preserving capital and minimizing market fluctuations in an investor’s account value by investing in high-grade debt securities.
Money Market Instruments	NVIT MONEY MARKET FUND. The NVIT Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in money market obligations.

The Adviser is also the investment adviser of each Underlying Fund (except for the Nationwide Contract, which is issued and advised by the parent company of the Adviser). For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see “Appendix – Additional Information About the Underlying Funds.”

Because an investor is investing indirectly in the Underlying Funds through the Capital Appreciation Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration and custodian fees), as well as the expenses of the Capital Appreciation Fund. Although certain Capital Appreciation Fund share classes will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Capital Appreciation Fund, so there is no duplication of these fees or charges.

PRINCIPAL RISKS

•	INVESTMENT RISK. The Capital Appreciation Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Capital Appreciation Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Capital Appreciation Fund’s investments decreases.

•	MANAGEMENT RISK. The Capital Appreciation Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide growth of capital, as well as some that provide income. Furthermore, the Adviser may alter the asset allocation of the Capital Appreciation Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	STRATEGY RISK. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally, there is no guarantee that the Underlying Funds will achieve their investment objective. Because the Capital Appreciation Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap stocks, as well as bonds, the Capital Appreciation Fund

5

Section 1    NVIT Investor Destinations Capital Appreciation Fund (cont.)

is more subject to the risks associated with those investments such as stock market risk, foreign risk, mid-cap risk, interest rate risk, inflation risk, credit risk and mortgage-backed securities risk.

•	RISKS APPLICABLE TO A FUND-OF-FUNDS STRUCTURE. There are certain risks associated with a structure whereby the Capital Appreciation Fund invests primarily in other mutual funds. In managing the Capital Appreciation Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to all of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Capital Appreciation Fund.

•	STOCK MARKET RISK (U.S. STOCKS AND INTERNATIONAL STOCKS). The Capital Appreciation Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

•	FOREIGN RISK (INTERNATIONAL SECURITIES). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent regulatory and accounting standards. Foreign securities may also be less liquid and harder to value than U.S. securities.

•	MID-CAP RISK (MID-CAP STOCKS). To the extent an Underlying Fund invests in securities of medium capitalization companies, such Underlying Fund’s investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size companies are usually less stable in price and less liquid than the stocks of larger companies.

•	INTEREST RATE AND INFLATION RISK (BONDS). Increases in interest rates may decrease the value of debt securities held by an Underlying Fund. In general, prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. The Capital Appreciation Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Capital Appreciation Fund.

•	CREDIT RISK (BONDS). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer’s financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Capital Appreciation Fund are not guaranteed.

6

Section 1    NVIT Investor Destinations Capital Appreciation Fund (cont.)

Securities in which an Underlying Fund will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

•	MORTGAGE-BACKED SECURITIES RISK (BONDS). These securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. Conversely, when interest rates rise, prepayments may happen more slowly, which can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

•	RISKS ASSOCIATED WITH INDEX FUNDS. Underlying Funds that seek to match the performance of an index may not fully replicate their respective indexes and may perform differently from the securities in the index. To minimize this possibility, index funds attempt to be fully invested at all times and generally do not hold a significant portion of their assets in cash. Since index funds generally do not attempt to hedge against market declines, they may fall in value more than other mutual funds in the event of a general market decline. In addition, unlike an index fund, an index has no operating or other expenses. As a result, even though index funds attempt to track their indexes as closely as possible, they will tend to underperform the indexes to some degree over time. Each Underlying Fund does not necessarily invest in all securities in its corresponding index, or in the same weightings as the index.

•	NONDIVERSIFIED FUND RISK. Because the Capital Appreciation Fund may hold large positions in the Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Capital Appreciation Fund’s value and total return.

PERFORMANCE

Performance information is not provided because the Capital Appreciation Fund did not begin operations until after the date of this Prospectus.

7

Section 1    NVIT Investor Destinations Capital Appreciation Fund (cont.)

FEES AND EXPENSES

The following table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Capital Appreciation Fund, depending on the share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds. The fees and expenses do not include sales charges and other expenses that may be imposed by variable insurance contracts. If these amounts were reflected, the fees and expenses would be higher than shown. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

	Class II	Class VI

Shareholder Fees (paid directly from your investment)	N/A	N/A

Short-Term Trading Fee (as a percentage of amount redeemed or exchanged)[1]	N/A	1.00%

Direct Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.13%	0.13%

Distribution and/or Service (12b-1) Fees	0.25%	0.25%

Other Expenses[2]	0.30%	0.30%

ANNUAL FUND OPERATING EXPENSES[3,4]	0.68%	0.68%

Acquired Fund Fees and Expenses[3,5]	0.28%	0.28%

TOTAL ANNUAL FUND OPERATING EXPENSES[5,6]	0.96%	0.96%

1	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be assessed for any Class VI shares redeemed or exchanged within 60 days after the date they were acquired, except as described in “Buying and Selling Fund Shares — Short-Term Trading Fees.”

2	“Other Expenses” include administrative services fees which currently are 0.15% for both share classes, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because, until at least May 1, 2010, the Fund does not intend to pay insurance companies a higher amount. If the full amount of administrative services fees were charged, total direct operating expenses would be 0.78% and 0.78% for Class II and Class VI, respectively.

3	Expenses are estimated based on the Fund’s projected net assets for its fiscal year ended December 31, 2009.

4	The Trust and the Adviser have entered into a written contract limiting annual fund operating expenses to 0.28% for all share classes until at least May 1, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, and other expenses which are capitalized in accordance with generally accepted accounting principles, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived or reduced the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Currently all shares classes are expected to operate at or below the expense limitation.

5	The Acquired Fund Fees and Expenses reflect the operating expenses of the specific Underlying Funds in which the Capital Appreciation Fund invests, as reflected in each such Underlying Fund’s most recent annual or semiannual report, based on the percentage of the Capital Appreciation Fund’s assets that will be allocated to each such Underlying Fund. These expenses are in addition to the “Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from that shown on page 4.

6	When the Fund is chosen as an investment option within variable insurance contracts, the contract holder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class VI shares of the Fund, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be assessed in addition to the Capital Appreciation Fund operating expenses; as a result, the expenses and the other charges you will pay if you engage in short-term trading will be higher than if you hold your Class VI shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS

Class II shares	$98	$306

Class VI shares	$98	$306

8

Section 2    Management

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

NFA allocates the Fund’s assets according to its target allocations for each asset class and the Underlying Funds. NFA then monitors these allocations, as well as factors that could influence the allocations, such as market and economic conditions. For these services, the Fund pays NFA an annual management fee based on the Fund’s average daily net assets. This is in addition to the investment advisory fees paid to the Adviser by the Underlying Funds in which the Fund invests. NFA believes, and the Board of Trustees concurs, that the fee paid to NFA is for services in addition to the services provided to the underlying investments and does not duplicate those services.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2009.

PORTFOLIO MANAGEMENT

Thomas R. Hickey, Jr. is the Fund’s portfolio manager and is responsible for the day-to-day management of the allocation of the Fund in accordance with (1) its target asset class allocations and (2) the allocations to each of the Underlying Funds. Mr. Hickey joined NFA in April 2001 and is currently Vice President of NFA. Since September 2007, Mr. Hickey has been the lead manager for all NFA asset allocation strategies.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

9

Section 3    Buying and Selling Fund Shares

WHO CAN BUY SHARES

Shares of the Investor Destinations Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class II shares may also be sold to separate accounts of other unaffiliated insurance companies in the future under such Order which permits both affiliated and unaffiliated insurance companies to use the Investor Destinations Funds as underlying investment vehicles for their separate accounts. This is known as “shared funding.” Class VI shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services entitling them to receive 12b-1 fees may sell Class II and Class VI shares. Shares of the Investor Destinations Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agents. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day

•	Martin Luther King, Jr. Day

•	Presidents’ Day

•	Good Friday

•	Memorial Day

•	Independence Day

•	Labor Day

•	Thanksgiving Day

•	Christmas Day

•	Other days when the Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

As “Funds-of-Funds,” the Investor Destinations Funds’ assets consist primarily of shares of Underlying Funds, which are valued at their respective NAV. Each Investor Destinations Funds and each Underlying Fund values its respective assets at current market prices where current market prices are readily available.

Investor Destinations Funds with more aggressive strategies tend to invest more in foreign securities than do the Investor Destinations Funds with more conservative strategies. Therefore, the Moderately Aggressive Fund, for

10

Section 3    Buying and Selling Fund Shares (cont.)

example, may be subject to Fair Value pricing more frequently than the Moderately Conservative Fund.

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Investor Destinations Funds and Underlying Funds are valued in order to determine each Investor Destinations Fund’s NAV. The Valuation Procedures provide that an Investor Destinations Fund’s (and Underlying Fund’s) assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Investor Destinations Fund’s (and that of each Underlying Fund in which it invests) NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that an Underlying Fund’s NAV is calculated, an Underlying Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on an Underlying Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to an Underlying Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Investor Destinations Funds and the Underlying Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Investor Destinations Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Investor Destinations Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent

11

Section 3    Buying and Selling Fund Shares (cont.)

exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;

•	increase brokerage and other transaction costs and

•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Although the Investor Destinations Funds are intended for investors with relatively long time horizons, those Funds that invest in foreign securities, particularly the Aggressive Fund, Moderately Aggressive Fund and Capital Appreciation Fund, may be at greater risk for excessive trading because these Funds invest approximately 30%, 25%, and 20%, respectively, of their assets in international securities. Therefore the impact of short-term trading may be greater for these Funds. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class VI shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity and, as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and

•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, the Funds have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact

12

Section 3    Buying and Selling Fund Shares (cont.)

that short-term trading in Class VI shares may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class VI shares for 60 days or less. For this purpose, if Class VI shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class VI shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;

•	variable insurance contract withdrawals or loans, including required minimum distributions and

•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and/or Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares. The Distribution Plan may be terminated at any time as to any share class of a Fund, without payment of any penalty, by a vote of a majority of the outstanding voting securities of that share class.

Administrative Services Plan

In addition to Rule 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% for Class II and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or

•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well

13

Section 3    Buying and Selling Fund Shares (cont.)

as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;

•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and

•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or

•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

14

Section 4    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

15

Section 5    Multi-Manager Structure

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.

The Adviser has no current intention to hire a subadviser for the Fund. In instances where the Adviser would hire a subadviser, the Adviser would perform the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;

•	monitoring subadviser performance, including ongoing analysis and periodic consultations;

•	communicating performance expectations and evaluations to the subadvisers and

•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

If the Adviser were to recommend subadviser changes, the Adviser would provide written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser would monitor the subadviser’s performance, there is no certainty that any subadviser or Fund would obtain favorable results at any given time.

16

Section 6    Financial Highlights

Financial Highlights information is not shown because the shares of the Fund were first offered after the date of this Prospectus and, therefore, the Fund has no historical performance to report.

17

Appendix

ADDITIONAL INFORMATION ABOUT THE UNDERLYING FUNDS

U.S. Stocks – Large-Cap

NVIT S&P 500 INDEX FUND – seeks to approximately match the performance and yield of the S&P 500® Index, a market-weighted index of approximately 500 common stocks of large capitalization companies. The Fund employs a “passive” management approach and does not necessarily invest in all of the common stocks in the S&P 500®, or in the same weightings; however, under normal conditions, the Fund invests at least 80% of the value of its assets in a statistically selected sample of equity securities of companies included in the S&P 500® and in derivative instruments linked to the S&P 500®, primarily exchange-traded futures contracts. As a result, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the S&P 500® as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other large-cap index funds that seek to match the performance of the S&P 500® Index.

U.S. Stocks – Mid-Cap

NVIT MID CAP INDEX FUND – seeks to match the performance of the S&P Mid Cap 400® Index as closely as possible before the deduction of Fund expenses. The S&P Mid Cap 400® is a market-weighted index that includes approximately 400 common stocks issued by mid-size U.S. companies in a wide range of businesses. The Fund employs a “passive” management approach and, under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the S&P 400® and in derivative instruments linked to the S&P 400®, primarily exchange-traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the S&P 400®, or in the same weightings as in the S&P 400®; however, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the S&P Mid Cap 400® as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other mid-cap index funds that seek to match the performance of the S&P MidCap 400® Index.

U.S. Stocks – Small Cap

NVIT SMALL CAP INDEX FUND – seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses. The Russell 2000® is a market-weighted index that includes approximately 2,000 common stocks issued by smaller U.S. companies in a wide range of businesses. The Fund employs a “passive” management approach and under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the Russell 2000® and in derivative instruments linked to the Russell 2000®, primarily exchange-traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the Russell 2000®, or in the same weightings. However, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the Russell 2000® Index as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other small-cap index funds that seek to match the performance of the Russell 2000® Index.

International Stocks

NVIT INTERNATIONAL INDEX FUND – seeks to match the performance of the MSCI Europe, Australasia and Far East Index (MSCI EAFE® Index) as closely as possible before the deduction of Fund expenses. The MSCI EAFE® Index includes equity securities of large capitalization companies from various industrial sectors whose primary trading markets are located outside the U.S. The Fund employs a “passive” management approach and under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the MSCI EAFE® Index and in derivative instruments linked to the Index, primarily exchange-traded futures contracts. The Fund may also use forward foreign exchange contracts. The Fund does not necessarily invest in all of the countries or all of the companies in the MSCI EAFE® Index or in the same weightings; however, the Fund’s market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the MSCI EAFE® Index as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other international index funds that seek to match the performance of the MSCI EAFE® Index.

Bonds

NVIT BOND INDEX FUND – seeks to match the performance of the Barclays Capital U.S. Aggregate Bond Index (“Index”) as closely as possible before the deduction of Fund expenses. The Index primarily includes different types of U.S. dollar-denominated investment-grade bonds such as those issued by U.S. and foreign governments and their agencies and by U.S. or foreign companies. The Fund employs a “passive” management approach and invests in a statistically selected sample of bonds that are included in or have the same characteristics of the bonds comprising the Index and in derivative instruments linked to the Index. The Fund does not necessarily invest in all of

18

Appendix (cont.)

the bonds in the Index or in the same weightings. The Fund may invest in bonds outside the Index if their characteristics such as maturity, duration or credit quality are similar to bonds within it. As a result, the Fund’s exposure to interest rate, credit or prepayment risks may differ from that of the Index. The Fund may also engage in securities lending.

THE NATIONWIDE CONTRACT – is an unregistered fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (“Nationwide”). This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract. The fixed interest rate must be at least 3.50% per year, but may be higher. Nationwide calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts. The rate paid by the Nationwide Contract is guaranteed for a given period regardless of the current market conditions. The principal amount is also guaranteed by Nationwide. The Funds’ Adviser believes the stable nature of the Nationwide Contract should reduce a Fund’s volatility and overall risk, especially when stock and bond markets decline simultaneously. However, under certain market conditions a Fund’s investment in the Nationwide Contract could hamper its performance. The Nationwide Contract and any payments or guarantees thereunder are also subject to credit risk associated with Nationwide.

NVIT ENHANCED INCOME FUND – seeks to provide a high level of current income while preserving capital and minimizing the effect of market fluctuations on an investor’s account value. Under normal market conditions, the Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Fund also purchases mortgage-backed and asset-backed securities. The Fund is managed so that its duration will be between six months and one year, and will not exceed two years. The Fund may also enter into futures or options contracts solely for the purpose of adjusting the Fund’s duration or to minimize fluctuation of the Fund’s market value.

The Investor Destinations Funds may also invest in other bond funds.

Money Market Instruments

NVIT MONEY MARKET FUND – seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund’s dollar-weighted average maturity will be 90 days or less.

The Investor Destinations Funds may also invest in other money market funds.

The SAI contains more information on the Fund’s investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

19

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC:

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents).

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-03213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

NPR-ID-CAP(5/09)	©2009 Nationwide Funds Group. All rights reserved.

Nationwide Variable Insurance Trust

NVIT Investor Destinations Balanced Fund

FundProspectus

March 20, 2009 (as revised May 1, 2009)

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund’s shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

www.nationwide.com/mutualfunds

1

2	General Information about NVIT Investor
Destinations Funds
A Quick Note About the Fund
Purpose of the Investor Destinations Funds
About Asset Classes

4	Section 1: Fund Summary
NVIT Investor Destinations Balanced Fund
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

10	Section 2: Management
Investment Adviser
Portfolio Management
Additional Information about the Portfolio Manager

11	Section 3: Buying and Selling Fund Shares
Who Can Buy Shares
Purchase Price
Fair Valuation
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution and Services Plans
Revenue Sharing

16	Section 4: Distributions and Taxes
Dividends and Distributions
Tax Status

17	Section 5: Multi-Manager Structure

18	Section 6: Financial Highlights

19	Appendix
Additional Information about the Underlying Funds
Selective Disclosure of Portfolio Holdings

GENERAL INFORMATION ABOUT NVIT INVESTOR DESTINATIONS FUNDS

This Prospectus provides information about one of the seven NVIT Investor Destinations Series (each a “Fund,” and collectively, the “Funds” or “Investor Destinations Funds”), offered by Nationwide Variable Insurance Trust (the “Trust”). This section summarizes key information common to all seven of the Funds. The following section is the Fund Summary for the NVIT Investor Destinations Balanced Fund. The Fund Summary provides specific information about the Fund, including information regarding the Fund’s investment objective, principal strategies, principal risks, performance and fees. The Fund’s investment objective can be changed without shareholder approval. You can use the Fund Summary to compare the Fund with other mutual funds. “You” and “your” refer to both direct shareholders (including the insurance company separate accounts which invest assets on behalf of their contract holders) and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, “variable insurance contracts”).

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund’s performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUND

This Prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.

This Prospectus contains information specifically about:

NVIT Investor Destinations Balanced Fund

The Investor Destinations Funds also include:

NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund

For information about any of these other Investor Destinations Funds, please see its Prospectus.

The Fund has the following share classes:

•	Class II shares
•	Class VI shares

This Prospectus provides information with respect to each of the classes offered by the Fund. The share classes have different charges and are available through different variable insurance contracts. For more information about who may purchase the different share classes, see “Buying and Selling Fund Shares” on page 11.

PURPOSE OF THE NVIT INVESTOR DESTINATIONS FUNDS

The NVIT Investor Destinations Funds are intended to provide various levels of potential capital appreciation and/or income at various levels of risk. Each of the seven Funds is designed to provide a different asset allocation option corresponding to different investment goals ranging from the highest potential for growth with the highest amount of tolerance for risk, to the lowest potential for growth with the lowest amount of tolerance for risk, and the highest potential for income. Each Fund is a “fund-of-funds” which means that each Fund will seek to achieve its particular level of risk/return by investing the majority of its assets in other mutual funds (primarily index funds) (“Underlying Funds”) in varying combinations and percentage amounts to achieve each Fund’s particular investment objective.

The Investor Destinations Funds are primarily designed:

•	To help achieve an investor’s financial objectives through a professionally developed asset allocation program.
•	To maximize long-term total returns at a given level of risk through broad diversification among several traditional asset classes.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances and financial circumstances.

Nationwide Fund Advisors (“NFA” or the “Adviser”) establishes a target allocation among different asset classes based on each Investor Destinations Fund’s risk profile and individual strategies. Within each target asset class allocation, the Adviser selects the Underlying Funds, and the percentage of the Fund’s assets that will be allocated to each such Underlying Fund. The Adviser reviews the allocations among both asset classes and Underlying Funds on a routine basis. The Adviser may make changes to these allocations from time to time as appropriate given the risk profile and individual strategies of each Fund and in order to achieve each Fund’s investment objective.

ABOUT ASSET CLASSES

An “Asset Class” is a specific category of assets or investments. Examples of asset classes are stocks, bonds, foreign securities and money market instruments. Within each asset class there may be several different types of assets. For example, a “stock” asset class may contain large-cap, mid-cap, and/or small-cap stocks; domestic or international stocks; growth or value stocks. Each asset class, and each type of asset within that asset class, offers a different type of potential benefit and risk level. For example, “stock” assets may generally be expected to provide a higher potential growth rate, but may require a longer time horizon and more risk than you would expect from most “bond” assets. By combining these broad asset classes in different percentage combinations, each Investor Destinations Fund seeks to provide different levels of potential risk and rewards.

Set forth below are the asset classes in which each Investor Destinations Fund invests, as appropriate to its specific investment objective and risk profile:

Large-Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Standard & Poor’s (“S&P”) 500® Index, ranging from $360 million to $339 billion as of March 31, 2009.

Mid-Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the S&P MidCap 400® Index, ranging from $54.4 million to $7.6 billion as of March 31, 2009.

Small-Cap Stocks – stocks issued by companies that have market capitalizations similar to those of companies included in the Russell 2000® Index, ranging from $1.7 million to $4.3 billion as of March 31, 2009.

International Stocks – stocks of larger capitalization companies from various industries whose primary trading markets are outside the United States, as represented in the MSCI Europe, Australasia and Far East Index (“MSCI EAFE Index”).

Bonds – fixed-income and other debt securities that represent an obligation by the issuer to pay a specified rate of interest or income at specified times, such as corporate bonds, bonds issued by a government or its agencies, or mortgage-backed securities. Bonds primarily include investment-grade securities (i.e., rated in the four highest rating categories by a nationally recognized statistical rating organization, such as Moody’s, Standard & Poor’s and Fitch). Bonds may also include the Nationwide Contract, an unregistered fixed interest contract issued and guaranteed by Nationwide Life Insurance Company.

Money Market Instruments – high quality debt instruments, such as commercial paper, notes issued by banks and U.S. government securities that mature in 397 days or less.

Section 1    NVIT Investor Destinations Balanced Fund

SUMMARY AND PERFORMANCE

OBJECTIVE

The NVIT Investor Destinations Balanced Fund (“Balanced Fund” or the “Fund”) seeks a high level of total return through investment in both equity and fixed-income securities.

PRINCIPAL STRATEGIES

The Balanced Fund strives to provide investors with a high level of diversification across major asset classes. The Fund is designed for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both capital growth and income. The Fund is also designed for investors who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns. The Balanced Fund is a “fund-of-funds” that invests its assets primarily in underlying portfolios of Nationwide Variable Insurance Trust (each, an “Underlying Fund” or collectively, “Underlying Funds”). Each of the Underlying Funds in turn invests in equity or fixed-income securities, as appropriate to its respective objective and strategies. Most of these Underlying Funds seek to match, prior to the deduction of operating expenses, the performance of a particular stock or bond index. Although the Balanced Fund strives to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., the Underlying Funds), and invests a significant portion of its assets in any one Underlying Fund.

The Adviser determines the Fund’s target asset class allocation. The Adviser bases this decision on the expected return potential, the anticipated risks and the volatility of each asset class. The Adviser evaluates how various combinations of these asset classes can pursue a high level of total return through investment in both equity and fixed-income securities.

Once the asset allocation is determined, the Adviser selects the Underlying Funds it believes most appropriate to represent the various asset classes. Where more than one Underlying Fund can be used for a single asset class, the Adviser also evaluates which Underlying Fund, or what combination of Underlying Funds, best represents the potential risks and benefits of that asset class. In selecting Underlying Funds, the Adviser considers a variety of factors in the context of current economic and market conditions, including the Underlying Fund’s investment strategies, risk profile and historical performance. Through investments in the Underlying Funds, the Balanced Fund invests approximately equal amounts of its assets in equity securities, such as common stocks of U.S. and international companies that the Adviser believes offer opportunities for capital growth, and fixed-income securities, such as bonds and money market instruments, in order to generate investment income. As of the date of this Prospectus, the Balanced Fund allocates approximately 38% of its net assets in U.S. stocks, approximately 12% in international stocks and approximately 50% in bonds and money market instruments.

As a non-fundamental policy (i.e., which may be changed by the Fund’s Board of Trustees without requiring shareholder approval), the Balanced Fund normally invests at least 25% of its net assets in senior fixed-income securities.

Set forth below are the target allocations of the Balanced Fund.

ASSET CLASS		TARGET ALLOCATIONS

U.S. Stocks		38%

NVIT S&P 500 Index Fund	25%

NVIT Mid Cap Index Fund	10%

NVIT Small Cap Index Fund	3%

International Stocks		12%

NVIT International Index Fund	12%

Bonds		42%

NVIT Bond Index Fund	30%

Nationwide Contract	6%

NVIT Enhanced Income Fund	6%

Money Market Instruments		8%

NVIT Money Market Fund	8%

TOTAL ALLOCATION		100%

The allocations shown in the chart are referred to as “target” allocations, which means that, under normal circumstances, cash received by the Fund when it sells new shares is invested according to the allocations stated. However, day-to-day market activity will likely cause the value of the Balanced Fund’s allocations to fluctuate from the targets stated above. The Adviser monitors the Balanced Fund’s holdings and cash flow and periodically realigns the Balanced Fund’s then current asset and Underlying Fund allocations back to the target allocations. In addition, the asset class allocation targets themselves may change over time in order to meet the Balanced Fund’s objective or as economic and/or market conditions warrant. Investors should be aware that the Adviser applies a long-term investment horizon with respect to the Balanced Fund. Therefore, allocation changes may not be made in response to short-term market conditions. The Adviser reserves the right to add or delete asset classes or to change the target allocations at any time and without notice.

Set forth below are the asset classes and the Underlying Funds currently selected to represent each asset class. The Adviser reserves the right to add, delete or change the Underlying Funds selected to represent the asset classes without notice to shareholders.

Section 1    NVIT Investor Destinations Balanced Fund (cont.)

ASSET CLASS	UNDERLYING INVESTMENTS

Large Cap Stocks	NVIT S&P 500 INDEX FUND. The NVIT S&P 500 Index Fund seeks to track the S&P 500 Index, an index maintained by Standard & Poor’s that includes 500 U.S. large-capitalization companies.

Mid Cap Stocks	NVIT MID CAP INDEX FUND. The NVIT Mid Cap Index Fund seeks to track the S&P MidCap 400 Index, an index which includes 400 common stocks issued by U.S. mid-capitalization companies.

Small Cap Stocks	NVIT SMALL CAP INDEX FUND. The NVIT Small Cap Index Fund seeks to track the Russell 2000 Index, an index which includes 2000 common stocks issued by smaller U.S. capitalization companies.

International Stocks	NVIT INTERNATIONAL INDEX FUND. The NVIT International Index Fund seeks to track the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index), an index which includes stocks of companies located, or whose stocks are traded on exchanges, in developed countries overseas.

Bonds
NVIT BOND INDEX FUND. The NVIT Bond Index Fund seeks to track the Barclays Capital U.S. Aggregate Bond Index (U.S. Aggregate Bond Index), an index which includes a broad-based mix of U.S. investment-grade bonds with maturities greater than one year.

NATIONWIDE CONTRACT. The Nationwide Contract is a non-registered fixed interest contract with a stable principal value issued and guaranteed as to interest rate and principal by Nationwide Life Insurance Company.

NVIT ENHANCED INCOME FUND. The NVIT Enhanced Income Fund seeks to provide a high level of current income while preserving capital and minimizing market fluctuations in an investor’s account value by investing in high-grade debt securities.

Money Market Instruments	NVIT MONEY MARKET FUND. The NVIT Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in money market obligations.

The Adviser is also the investment adviser of each Underlying Fund (except for the Nationwide Contract, which is issued and advised by the parent company of the Adviser). For more information about the Underlying Funds and the securities in which the Underlying Funds will invest see “Appendix – Additional Information About the Underlying Funds.”

Because an investor is investing indirectly in the Underlying Funds through the Balanced Fund, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration and custodian fees), as well as the expenses of the Balanced Fund. Although certain Balanced Fund share classes will charge a Rule 12b-1 fee, the Underlying Funds will not charge any front-end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Balanced Fund, so there is no duplication of these fees or charges.

PRINCIPAL RISKS

•	INVESTMENT RISK. The Balanced Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Balanced Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Balanced Fund’s investments decreases.

•	MANAGEMENT RISK. The Balanced Fund’s ability to achieve its investment goal is subject to the Adviser’s skill and ability to select asset allocations and Underlying Funds that provide growth of capital and income through a diversified portfolio of equity and fixed-income securities. Furthermore, the Adviser may alter the asset allocation of the Balanced Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

•	STRATEGY RISK. There is the risk that the Adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally, there is no guarantee that the Underlying Funds will achieve their investment objective. Because the Balanced Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap stocks, as well as bonds and money market instruments, the Balanced Fund is more subject to the risks associated with those investments such as stock market risk, foreign risk, mid-cap risk, interest rate risk, inflation risk, credit risk, mortgage-backed securities risk and money market risk.

•	RISKS APPLICABLE TO A FUND-OF-FUNDS STRUCTURE. There are certain risks associated with a structure whereby the Balanced Fund invests primarily in other mutual funds. In managing the Balanced Fund, the Adviser has the authority to select and replace Underlying Funds. The Adviser could be subject to a potential conflict of interest in doing so because the Adviser is also the investment adviser to all of the Underlying Funds, and advisory fees paid to the Adviser by the Underlying Funds typically are higher than fees paid by the Balanced Fund.

•	STOCK MARKET RISK (U.S. STOCKS AND INTERNATIONAL STOCKS). The Balanced Fund could

Section 1    NVIT Investor Destinations Balanced Fund (cont.)

lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade decline. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

•	FOREIGN RISK (INTERNATIONAL SECURITIES). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement and less stringent regulatory and accounting standards. Foreign securities may also be less liquid and harder to value than U.S. securities.

•	MID-CAP RISK (MID-CAP STOCKS). To the extent an Underlying Fund invests in securities of medium capitalization companies, such Underlying Fund’s investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size companies are usually less stable in price and less liquid than the stocks of larger companies.

•	INTEREST RATE AND INFLATION RISK (BONDS). Increases in interest rates may decrease the value of debt securities held by an Underlying Fund. In general, prices of fixed-income securities decline when interest rates rise and increase when interest rates fall. Typically, the longer the maturity of a debt security, the more sensitive the debt security’s price will be to interest rate changes. The Balanced Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Balanced Fund.

•	CREDIT RISK (BONDS). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer’s financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association (“GNMA”) pass-through certificates, and are backed by the “full faith and credit” of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Balanced Fund are not guaranteed.

Securities in which an Underlying Fund will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of

Section 1    NVIT Investor Destinations Balanced Fund (cont.)

medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

•	MORTGAGE-BACKED SECURITIES RISK (BONDS). These securities are subject to prepayment or call risk, which is the risk that payments from the borrower may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. Conversely, when interest rates rise, prepayments may happen more slowly, which can cause the market value of the security to fall because the market may view its interest rate as too low for a longer-term investment. Additionally, through its investments in mortgage-backed securities, including those issued by private lenders, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements.

•	RISKS ASSOCIATED WITH INDEX FUNDS. Underlying Funds that seek to match the performance of an index may not fully replicate their respective indexes and may perform differently from the securities in the index. To minimize this possibility, index funds attempt to be fully invested at all times and generally do not hold a significant portion of their assets in cash. Since index funds generally do not attempt to hedge against market declines, they may fall in value more than other mutual funds in the event of a general market decline. In addition, unlike an index fund, an index has no operating or other expenses. As a result, even though index funds attempt to track their indexes as closely as possible, they will tend to underperform the indexes to some degree over time. Each Underlying Fund does not necessarily invest in all securities in its corresponding index, or in the same weightings as the index.

•	MONEY MARKET RISK. The risks that apply to bonds, as described above, also apply to money market instruments, but to a lesser degree. This is because the Balanced Fund’s money market instruments are securities with shorter maturities and higher quality than those typically of bonds.

•	NONDIVERSIFIED FUND RISK. Because the Balanced Fund may hold large positions in the Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Balanced Fund’s value and total return.

PERFORMANCE

Performance information is not provided because the Balanced Fund did not begin operations until after the date of this Prospectus.

Section 1    NVIT Investor Destinations Balanced Fund (cont.)

FEES AND EXPENSES

The following table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Balanced Fund, depending on the share class you select. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds. The fees and expenses do not include sales charges and other expenses that may be imposed by variable insurance contracts. If these amounts were reflected, the fees and expenses would be higher than shown. Such sales charges and other expenses are described in the variable insurance contract’s prospectus.

	Class II	Class VI

Shareholder Fees (paid directly from your investment)	N/A	N/A

Short-Term Trading Fee (as a percentage of amount redeemed or exchanged)[1]	N/A	1.00%

Direct Annual Fund Operating Expenses (deducted from Fund assets)

Management Fees	0.13%	0.13%

Distribution and/or Service (12b-1) Fees	0.25%	0.25%

Other Expenses[2]	0.30%	0.30%

ANNUAL FUND OPERATING EXPENSES[3,4]	0.68%	0.68%

Acquired Fund Fees and Expenses[3,5]	0.29%	0.29%

TOTAL ANNUAL FUND OPERATING EXPENSES[5,6]	0.97%	0.97%

1	A short-term trading fee of 1.00% of the amount redeemed or exchanged will be assessed for any Class VI shares redeemed or exchanged within 60 days after the date they were acquired, except as described in “Buying and Selling Fund Shares – Short-Term Trading Fees.”

2	“Other Expenses” include administrative services fees which currently are 0.15% for both share classes, but which are permitted to be as high as 0.25%. The full 0.25% in administrative services fees is not reflected in “Other Expenses” at this time because, until at least May 1, 2010, the Fund does not intend to pay insurance companies a higher amount. If the full amount of administrative services fees were charged, total direct operating expenses would be 0.78% and 0.78% for Class II and Class VI, respectively.

3	Expenses are estimated based on the Fund’s projected net assets for its fiscal year ended December 31, 2009.

4	The Trust and the Adviser have entered into a written contract limiting annual fund operating expenses to 0.28% for all share classes until at least May 1, 2010. This limit excludes certain Fund expenses, including any taxes, interest, brokerage fees, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees, and other expenses which are capitalized in accordance with generally accepted accounting principles, and may exclude other non-routine expenses not incurred in the ordinary course of the Fund’s business. The Trust is authorized to reimburse the Adviser for management fees previously waived or reduced and/or for expenses previously paid by the Adviser, provided however, that any reimbursements must be paid at a date not more than three years after the fiscal year in which the Adviser waived or reduced the fees or reimbursed the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement. Currently all shares classes are expected to operate at or below the expense limitation.

5	The Acquired Fund Fees and Expenses reflect the operating expenses of the specific Underlying Funds in which the Balanced Fund invests, as reflected in each such Underlying Fund’s most recent annual or semiannual report, based on the percentage of the Balanced Fund’s assets that will be allocated to each such Underlying Fund. These expenses are in addition to the “Annual Fund Operating Expenses” described in the Fund’s fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund’s allocation changes from that shown on page 4.

6	When the Fund is chosen as an investment option within variable insurance contracts, the contract holder will be responsible for: (1) direct expenses charged by the variable insurance contract; and (2) the indirect expenses of the Fund and the Underlying Funds. Because the Fund invests primarily in other NVIT Funds, it is a shareholder of those Underlying Funds. The Underlying Funds do not charge the Fund any sales charges for buying and selling shares. However, the Fund indirectly pays a portion of the operating expenses, including management fees of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are in addition to the fees and expenses described in the fee table above. Actual acquired fund operating expenses vary depending on how the Fund’s assets are spread among the underlying investments.

Section 1    NVIT Investor Destinations Balanced Fund (cont.)

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to Class VI shares of the Fund, the Example does not include the effect of the short-term trading fee. If you sell your shares within 60 days of purchase, a short-term trading fee will be assessed in addition to the Balanced Fund operating expenses; as a result, the expenses and the other charges you will pay if you engage in short-term trading will be higher than if you hold your Class VI shares for the entire period.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 YEAR	3 YEARS

Class II shares	$99	$309

Class VI shares	$99	$309

Section 2    Management

INVESTMENT ADVISER

Nationwide Fund Advisors (“NFA” or the “Adviser”), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund’s assets and supervises the daily business affairs of the Fund. The Adviser was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly-owned subsidiary of Nationwide Financial Services, Inc.

NFA allocates the Fund’s assets according to its target allocations for each asset class and the Underlying Funds. NFA then monitors these allocations, as well as factors that could influence the allocations, such as market and economic conditions. For these services, the Fund pays NFA an annual management fee based on the Fund’s average daily net assets. This is in addition to the investment advisory fees paid to the Adviser by the Underlying Funds in which the Fund invests. NFA believes, and the Board of Trustees concurs, that the fee paid to NFA is for services in addition to the services provided to the underlying investments and does not duplicate those services.

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement for the Fund will be available in the Fund’s semiannual report to shareholders, which will cover the period from the date of the Fund’s inception to June 30, 2009.

PORTFOLIO MANAGEMENT

Thomas R. Hickey, Jr. is the Fund’s portfolio manager and is responsible for the day-to-day management of the allocation of the Fund in accordance with (1) its target asset class allocations and (2) the allocations to each of the Underlying Funds. Mr. Hickey joined NFA in April 2001 and is currently Vice President of NFA. Since September 2007, Mr. Hickey has been the lead manager for all NFA asset allocation strategies.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The Statement of Additional Information (“SAI”) provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund, if any.

Section 3    Buying and Selling Fund Shares

WHO CAN BUY SHARES

Shares of the Investor Destinations Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively “Nationwide”) to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts) under the Funds’ “Mixed and Shared” Exemptive Order (“Order”). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as “mixed funding.” Class II shares may also be sold to separate accounts of other unaffiliated insurance companies in the future under such Order which permits both affiliated and unaffiliated insurance companies to use the Investor Destinations Funds as underlying investment vehicles for their separate accounts. This is known as “shared funding.” Class VI shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services entitling them to receive 12b-1 fees may sell Class II and Class VI shares. Shares of the Investor Destinations Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of their variable insurance contracts. Nevertheless, as a condition of the Funds’ Order, the Board of Trustees of the Trust will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in one or more of the Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Nationwide Fund Distributors LLC (“NFD” or the “Distributor”).

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value (“NAV”) next determined after the order is received in good order by the Fund or its agents. No sales charge is imposed on the purchase of a Fund’s shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less the liabilities allocable to that class, by the total number of that class’ outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (the “Exchange”) (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

The Funds do not calculate NAV on the following days:

•	New Year’s Day

•	Martin Luther King, Jr. Day

•	Presidents’ Day

•	Good Friday

•	Memorial Day

•	Independence Day

•	Labor Day

•	Thanksgiving Day

•	Christmas Day

•	Other days when the Exchange is closed.

To the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of the Fund’s investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

As “Funds-of-Funds,” the Investor Destinations Funds’ assets consist primarily of shares of Underlying Funds, which are valued at their respective NAV. Each Investor Destinations Funds and each Underlying Fund values its respective assets at current market prices where current market prices are readily available.

Investor Destinations Funds with more aggressive strategies tend to invest more in foreign securities than do the Investor Destinations Funds with more conservative strategies. Therefore, the Moderately Aggressive Fund, for

Section 3    Buying and Selling Fund Shares (cont.)

example, may be subject to Fair Value pricing more frequently than the Moderately Conservative Fund.

The Board of Trustees of the Trust has adopted Valuation Procedures governing the method by which individual portfolio securities held by the Investor Destinations Funds and Underlying Funds are valued in order to determine each Investor Destinations Fund’s NAV. The Valuation Procedures provide that an Investor Destinations Fund’s (and Underlying Fund’s) assets are valued primarily on the basis of market quotations or the last quoted bid price. Where such market quotations are unavailable, or such market quotations and bid prices are deemed by the Adviser to be unreliable, a Fair Valuation Committee, consisting of employees of the Adviser, meets to determine a manual “fair valuation” in accordance with the Valuation Procedures. In addition, the Fair Valuation Committee will “fair value” securities whose value is affected by a “significant event.” Pursuant to the Valuation Procedures, any “fair valuation” decisions are subject to the review of the Board of Trustees.

A “significant event” is defined by the Valuation Procedures as an event that materially affects the value of a domestic or foreign security that occurs after the close of the principal market on which such security trades but before the calculation of the Investor Destinations Fund’s (and that of each Underlying Fund in which it invests) NAV. Significant events that could affect individual portfolio securities may include corporate actions such as reorganizations, mergers and buy-outs, corporate announcements on earnings, significant litigation, regulatory news such as government approvals and news relating to natural disasters affecting the issuer’s operations. Significant events that could affect a large number of securities in a particular market may include significant market fluctuations, market disruptions or market closings, governmental actions or other developments or natural disasters or armed conflicts that affect a country or region.

Due to the time differences between the closings of the relevant foreign securities exchanges and the time that an Underlying Fund’s NAV is calculated, an Underlying Fund may fair value its foreign investments more frequently than it does other securities. When fair value prices are utilized, these prices will attempt to reflect the impact of the financial markets’ perceptions and trading activities on an Underlying Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of foreign securities may occur on a daily basis, for instance, using data furnished by an independent pricing service that draws upon, among other information, the market values of foreign investments. Therefore, the fair values assigned to an Underlying Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by significant events or by news after the last market pricing of the security, the Investor Destinations Funds and the Underlying Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which Investor Destinations Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Fund or its agent. Of course, the value of the shares redeemed may be more or less than their original purchase price depending upon the market value of a Fund’s investments at the time of the redemption.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay forwarding the proceeds of your redemption for up to 7 days. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Investor Destinations Funds seek to discourage excessive or short-term trading (often described as “market timing”). Excessive trading (either frequent

Section 3    Buying and Selling Fund Shares (cont.)

exchanges between Funds or redemptions and repurchases of Funds within a short time period) may:

•	disrupt portfolio management strategies;

•	increase brokerage and other transaction costs and

•	negatively impact Fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. Although the Investor Destinations Funds are intended for investors with relatively long time horizons, those Funds that invest in foreign securities, particularly the Aggressive Fund, Moderately Aggressive Fund and Capital Appreciation Fund, may be at greater risk for excessive trading because these Funds invest approximately 30%, 25%, and 20%, respectively, of their assets in international securities. Therefore the impact of short-term trading may be greater for these Funds. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund’s NAV (referred to as “arbitrage market timing”). Arbitrage market timing may also be attempted in funds that hold significant investments in small-cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below. In addition, Class VI shares of the Funds, with their associated short-term trading fees, were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable insurance contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, redemption or exchange transaction. Additionally, most insurance companies combine all of their contract holders’ investments into a single omnibus account in each Fund. Therefore, the Funds typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or omnibus account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Subject to the above-described limitations, each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity and, as a general matter, Nationwide currently limits the number and frequency of trades as set forth in the Nationwide separate account prospectus. Other insurance companies may employ different policies or provide different levels of cooperation in monitoring trading activity and complying with Fund requests.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the terms and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult their own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and/or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and uniformly will apply the short-term trading restrictions to all such trades which that Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, a Fund has sole discretion to:

•	restrict purchases or exchanges that it or its agents believe constitute excessive trading and

•	reject transactions that violate a Fund’s excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, the Funds have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact

Section 3    Buying and Selling Fund Shares (cont.)

that short-term trading in Class VI shares may have on the costs that affect all classes of shares and shareholders in the Funds. Accordingly, the Funds will assess a short-term trading fee uniformly on certain transactions in Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class VI shares for 60 days or less. For this purpose, if Class VI shares were purchased on separate days, the shares that were held for the longest time on behalf of the variable insurance contract owner will be treated as having been redeemed first and the Class VI shares that were held for the shortest time on behalf of the variable insurance contract owner as having been redeemed last.

The short-term trading fees are deducted from the proceeds of the redemption of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in a Fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively affected by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by a Fund as “short-term trading.” These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance contract owner transactions:

•	scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;

•	variable insurance contract withdrawals or loans, including required minimum distributions and

•	redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION AND SERVICES PLANS

Because these fees are paid out of a Fund’s assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of charges.

Distribution Plan

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Funds to compensate the Distributor for expenses associated with distributing and selling Class II and/or Class VI shares of a Fund and providing shareholder services. Under the Distribution Plan, a Fund pays the Distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the average daily net assets of a Fund’s Class II or Class VI shares. The Distribution Plan may be terminated at any time as to any share class of a Fund, without payment of any penalty, by a vote of a majority of the outstanding voting securities of that share class.

Administrative Services Plan

In addition to Rule 12b-1 fees, shares of the Funds are also subject to fees pursuant to an Administrative Services Plan adopted by the Trust’s Board of Trustees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Under the Administrative Services Plan, a Fund may pay an insurance company or its affiliate a maximum annual fee of 0.25% for Class II and Class VI shares; however, many insurance companies do not charge the maximum permitted fee or even a portion thereof.

REVENUE SHARING

NFA and/or its affiliates (collectively “Nationwide Funds Group” or “NFG”) often makes payments for marketing, promotional or related services provided by:

•	insurance companies that offer subaccounts in the Funds as underlying investment options in variable annuity contracts or

•	broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as “revenue sharing payments.” The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary’s personnel and other factors. Revenue sharing payments are paid from NFG’s own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Trust will monitor these revenue sharing arrangements as well

Section 3    Buying and Selling Fund Shares (cont.)

as the payment of advisory fees paid by the Funds to ensure that the levels of such advisory fees do not involve the indirect use of the Funds’ assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by NFG, and not from the Funds’ assets, the amount of any revenue sharing payments is determined by NFG.

In addition to the revenue sharing payments described above, NFG may offer other incentives to sell variable insurance contract subaccounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary’s personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan’s named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

•	the Distributor and other affiliates of NFA;

•	broker-dealers and other financial intermediaries that sell such variable insurance contracts and

•	insurance companies, such as Nationwide, that include shares of the Funds as underlying subaccount options.

Payments may be based on current or past sales of subaccounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

•	recommend a particular variable insurance contract or specific subaccounts representing shares of a Fund instead of recommending options offered by competing insurance companies or

•	sell shares of a Fund instead of shares of funds offered by competing fund families.

Notwithstanding the revenue sharing payments described above, NFA and all subadvisers to the Trust are prohibited from considering a broker-dealer’s sale of any of the Trust’s shares, or the inclusion of the Trust’s shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted customers in the purchase of variable insurance contracts that feature subaccounts in the Funds’ shares issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of NFA, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in NFA’s or a subadviser’s selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your variable insurance contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

Section 4    Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Each Fund has qualified, or intends to qualify, to be treated as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. Substantially all of a Fund’s net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The Funds automatically reinvest any capital gains. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from such contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes. For more information on taxes, please refer to the accompanying prospectus of the annuity or life insurance program through which a Fund’s shares are offered.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Contract owners should consult their own tax professional about their tax situation.

Section 5    Multi-Manager Structure

The Adviser and the Trust have received an exemptive order from the U.S. Securities and Exchange Commission for a multi-manager structure that allows the Adviser to hire, replace or terminate a subadviser (excluding hiring a subadviser which is an affiliate of the Adviser) without the approval of shareholders. The order also allows the Adviser to revise a subadvisory agreement with an unaffiliated subadviser with the approval of the Board of Trustees but without shareholder approval. If a new unaffiliated subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order allows the Funds greater flexibility, enabling them to operate more efficiently.

The Adviser has no current intention to hire a subadviser for the Fund. In instances where the Adviser would hire a subadviser, the Adviser would perform the following oversight and evaluation services to a subadvised Fund:

•	initial due diligence on prospective Fund subadvisers;

•	monitoring subadviser performance, including ongoing analysis and periodic consultations;

•	communicating performance expectations and evaluations to the subadvisers and

•	making recommendations to the Board of Trustees regarding renewal, modification or termination of a subadviser’s contract.

If the Adviser were to recommend subadviser changes, the Adviser would provide written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser. Although the Adviser would monitor the subadviser’s performance, there is no certainty that any subadviser or Fund would obtain favorable results at any given time.

Section 6    Financial Highlights

Financial Highlights information is not shown because the shares of the Fund were first offered after the date of this Prospectus and, therefore, the Fund has no historical performance to report.

Appendix

ADDITIONAL INFORMATION ABOUT THE UNDERLYING FUNDS

U.S. Stocks – Large-Cap

NVIT S&P 500 INDEX FUND – seeks to approximately match the performance and yield of the S&P 500® Index, a market-weighted index of approximately 500 common stocks of large capitalization companies. The Fund employs a “passive” management approach and does not necessarily invest in all of the common stocks in the S&P 500®, or in the same weightings; however, under normal conditions, the Fund invests at least 80% of the value of its assets in a statistically selected sample of equity securities of companies included in the S&P 500® and in derivative instruments linked to the S&P 500®, primarily exchange-traded futures contracts. As a result, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the S&P 500® as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other large-cap index funds that seek to match the performance of the S&P 500® Index.

U.S. Stocks – Mid-Cap

NVIT MID CAP INDEX FUND – seeks to match the performance of the S&P Mid Cap 400® Index as closely as possible before the deduction of Fund expenses. The S&P Mid Cap 400® is a market-weighted index that includes approximately 400 common stocks issued by mid-size U.S. companies in a wide range of businesses. The Fund employs a “passive” management approach and, under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the S&P 400® and in derivative instruments linked to the S&P 400®, primarily exchange-traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the S&P 400®, or in the same weightings as in the S&P 400®; however, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the S&P Mid Cap 400® as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other mid-cap index funds that seek to match the performance of the S&P MidCap 400® Index.

U.S. Stocks – Small Cap

NVIT SMALL CAP INDEX FUND – seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses. The Russell 2000® is a market-weighted index that includes approximately 2,000 common stocks issued by smaller U.S. companies in a wide range of businesses. The Fund employs a “passive” management approach and under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the Russell 2000® and in derivative instruments linked to the Russell 2000®, primarily exchange-traded futures contracts. The Fund does not necessarily invest in all of the common stocks in the Russell 2000®, or in the same weightings. However, the Fund’s average market capitalization, industry weightings and other fundamental characteristics are similar to the Russell 2000® Index as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other small-cap index funds that seek to match the performance of the Russell 2000® Index.

International Stocks

NVIT INTERNATIONAL INDEX FUND – seeks to match the performance of the MSCI Europe, Australasia and Far East Index (MSCI EAFE® Index) as closely as possible before the deduction of Fund expenses. The MSCI EAFE® Index includes equity securities of large capitalization companies from various industrial sectors whose primary trading markets are located outside the U.S. The Fund employs a “passive” management approach and under normal circumstances, the Fund invests at least 80% of the value of its net assets in a statistically selected sample of equity securities of companies included in the MSCI EAFE® Index and in derivative instruments linked to the Index, primarily exchange-traded futures contracts. The Fund may also use forward foreign exchange contracts. The Fund does not necessarily invest in all of the countries or all of the companies in the MSCI EAFE® Index or in the same weightings; however, the Fund’s market capitalization, industry weightings and other fundamental characteristics are expected to be similar to the MSCI EAFE® Index as a whole. The Fund may also engage in securities lending.

The Investor Destinations Funds may also invest in other international index funds that seek to match the performance of the MSCI EAFE® Index.

Bonds

NVIT BOND INDEX FUND – seeks to match the performance of the Barclays Capital U.S. Aggregate Bond Index (“Index”) as closely as possible before the deduction of Fund expenses. The Index primarily includes different types of U.S. dollar-denominated investment-grade bonds such as those issued by U.S. and foreign governments and their agencies and by U.S. or foreign companies. The Fund employs a “passive” management approach and invests in a statistically selected sample of bonds that are included in or have the same characteristics of the bonds comprising the Index and in derivative instruments linked to the Index. The Fund does not necessarily invest in all of the bonds in the Index or in the same weightings. The Fund may invest in bonds outside the Index if their

Appendix (cont.)

characteristics such as maturity, duration or credit quality are similar to bonds within it. As a result, the Fund’s exposure to interest rate, credit or prepayment risks may differ from that of the Index. The Fund may also engage in securities lending.

THE NATIONWIDE CONTRACT – is an unregistered fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (“Nationwide”). This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds a contract. The fixed interest rate must be at least 3.50% per year, but may be higher. Nationwide calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts. The rate paid by the Nationwide Contract is guaranteed for a given period regardless of the current market conditions. The principal amount is also guaranteed by Nationwide. The Funds’ Adviser believes the stable nature of the Nationwide Contract should reduce a Fund’s volatility and overall risk, especially when stock and bond markets decline simultaneously. However, under certain market conditions a Fund’s investment in the Nationwide Contract could hamper its performance. The Nationwide Contract and any payments or guarantees thereunder are also subject to credit risk associated with Nationwide.

NVIT ENHANCED INCOME FUND – seeks to provide a high level of current income while preserving capital and minimizing the effect of market fluctuations on an investor’s account value. Under normal market conditions, the Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Fund also purchases mortgage-backed and asset-backed securities. The Fund is managed so that its duration will be between six months and one year, and will not exceed two years. The Fund may also enter into futures or options contracts solely for the purpose of adjusting the Fund’s duration or to minimize fluctuation of the Fund’s market value.

The Investor Destinations Funds may also invest in other bond funds.

Money Market Instruments

NVIT MONEY MARKET FUND – seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high quality money market obligations maturing in 397 days or less. All money market obligations must be denominated in U.S. dollars and be rated in one of the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if unrated, be of comparable quality. The Fund may invest in floating- and variable-rate obligations and may enter into repurchase agreements. The Fund’s dollar-weighted average maturity will be 90 days or less.

The Investor Destinations Funds may also invest in other money market funds.

The SAI contains more information on the Fund’s investments and strategies and can be requested using the telephone number on the back of this prospectus.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

Each Fund posts onto the Trust’s internet site (www.nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the Securities and Exchange Commission. A description of the Funds’ policies and procedures regarding the release of portfolio holdings information is available in the Funds’ SAI.

Information from Nationwide Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents – which may be obtained free of charge – contain additional information about the Funds:

•	Statement of Additional Information (incorporated by reference into this prospectus)

•	Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year)

•	Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because the Funds are intended for use only in connection with the sale of variable insurance contracts, Nationwide Funds does not make the Prospectuses and Statements of Additional Information available on its website.

Information from the Securities and Exchange Commission (“SEC”)

You can obtain copies of Fund documents from the SEC:

•	on the SEC’s EDGAR database via the Internet at www.sec.gov

•	by electronic request to publicinfo@sec.gov

•	in person at the SEC’s Public Reference Room in Washington, D.C. (call 202-551-8090 for their hours of operation)

•	by mail by sending your request to Securities and Exchange Commission Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-0102 (the SEC charges a fee to copy any documents).

Nationwide Funds Group
1200 River Road, Suite 1000
Conshohocken, PA 19428

The Trust’s Investment Company Act File No.: 811-03213

The Nationwide framemark is a federally registered service mark of
Nationwide Mutual Insurance Company. On Your Side is a service mark of Nationwide Mutual Insurance Company.

NPR-ID-BAL(5/09)	©2009 Nationwide Funds Group. All rights reserved.